                                                        Registration No. 2-89972
================================================================================

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                             ---------------------


                         POST-EFFECTIVE AMENDMENT NO. 22

                                       To
                                    FORM S-6
                             REGISTRATION STATEMENT
                                      Under
                           The Securities Act of 1933

                             ---------------------


                    NORTHWESTERN MUTUAL VARIABLE LIFE ACCOUNT
                              (Exact Name of Trust)
                 THE NORTHWESTERN MUTUAL LIFE INSURANCE COMPANY
                               (Name of Depositor)
                            720 East Wisconsin Avenue
                           Milwaukee, Wisconsin 53202
          (Complete address of depositor's principal executive offices)

              ROBERT J. BERDAN, Vice President and General Counsel
                 The Northwestern Mutual Life Insurance Company
                            720 East Wisconsin Avenue
                           Milwaukee, Wisconsin 53202
                (Name and complete address of agent for service)

    It is proposed that this filing will become effective

          immediately upon filing pursuant to paragraph (b)
    ----
     X    on April 28, 2000 pursuant to paragraph (b)
    ----
          60 days after filing pursuant to paragraph (a)(1)
    ----
          on (DATE) pursuant to paragraph (a)(1) of Rule 485
    ----

    ---- this post-effective amendment designates a new effective date for a previously filed post-effective amendment

                             ---------------------

                 THE NORTHWESTERN MUTUAL LIFE INSURANCE COMPANY

                    NORTHWESTERN MUTUAL VARIABLE LIFE ACCOUNT

                              CROSS-REFERENCE SHEET

         Cross reference sheet showing location in Prospectus of information required by Form N-8B-2.

         Item Number                                                 Heading in Prospectus
         -----------                                                 ---------------------
                   1 ................................  Cover Page
                   2 ................................  Cover Page; Northwestern Mutual
                   3 ................................  Not Applicable
                   4 ................................  Distribution of the Policies
                   5 ................................  The Account
                   6 ................................  The Account
                   9 ................................  Legal Proceedings
                  10(a) .............................  Other Policy Provisions:
                                                       Owner and Collateral Assignment
                  10(b) .............................  Annual Dividends
                  10(c) and (d) .....................  Death Benefit, Cash Value, Policy Loans, Right to Return
                                                       Policy, Right to Exchange for a Fixed Benefit Policy,
                                                       Payment Plans
                  10(e) .............................  Grace Period, Extended Term and Paid-Up Insurance,
                                                       Reinstatement
                  10(f) .............................  Voting Rights
                  10(g) .............................  Voting Rights, Substitution of Fund Shares and Other
                                                       Charges
                  10(h) .............................  Voting Rights, Substitution of Fund Shares and Other
                                                       Charges
                  10(i) .............................  Premiums, Death Benefit, Annual Dividends, Other Policy
                                                       Provisions:

                                                       Payment Plans

                  11 ................................  The Account, The Funds: Northwestern  Mutual Series Fund,
                                                       Inc. -- Small Cap Growth Stock Portfolio, Aggressive
                                                       Growth Stock  Portfolio, International Equity Portfolio,
                                                       Index 400 Stock Portfolio, Growth Stock Portfolio, Growth
                                                       and Income Stock Portfolio, Index 500 Stock Portfolio,
                                                       Balanced Portfolio, High Yield Bond Portfolio, Select Bond
                                                       Portfolio, and Money Market Portfolio. Russell Insurance
                                                       Funds -- Multi-Style Equity Fund, Aggressive Equity Fund,
                                                       Non-U.S. Fund, Real Estate Securities Fund, and Core Bond
                                                       Fund
                  12 ................................  The Funds
                  13 ................................  The Funds, Deductions and Charges, Deductions from
                                                       Premiums for Whole Life and Extra Ordinary Life Policies,
                                                       Deductions for Single Premium Life Policies, Charges
                                                       Against the Account Assets
                  14 ................................  Requirements for Insurance
                  15 ................................  Premiums, Allocations to the Account
                  16 ................................  The Account, The Funds, Allocations to the Account,
                                                       Transfers Between Divisions
                  17 ................................  Same Captions as Items 10(a), (c), and (d)

                  18 ................................  The Account, Annual Dividends
                  19 ................................  Reports
                  20 ................................  Not Applicable
                  21 ................................  Policy Loans
                  22 ................................  Not Applicable
                  23 ................................  Not Applicable
                  24 ................................  Not Applicable
                  25 ................................  Not Applicable
                  26 ................................  Not Applicable
                  27 ................................  Northwestern Mutual
                  28 ................................  Management
                  29 ................................  Not Applicable
                  30 ................................  Not Applicable
                  31 ................................  Not Applicable
                  32 ................................  Not Applicable
                  33 ................................  Not Applicable
                  34 ................................  Not Applicable
                  35 ................................  Northwestern Mutual
                  37 ................................  Not Applicable
                  38 ................................  Distribution of the Policies
                  39 ................................  Distribution of the Policies
                  40 ................................  The Funds
                  41 ................................  The Funds, Distribution of the Policies
                  42 ................................  Not Applicable
                  43 ................................  Not Applicable
                  44 ................................  The Funds, Requirements for Insurance, Premiums
                  45 ................................  Not Applicable
                  46 ................................  Same Captions as Items 10(c) and (d)
                  47 ................................  Not Applicable
                  48 ................................  Not Applicable
                  49 ................................  Not Applicable
                  50 ................................  The Account
                  51 ................................  Numerous Captions
                  52 ................................  Substitution of Fund Shares and Other Changes
                  53 ................................  Charges Against the Account Assets
                  54 ................................  Not Applicable
                  55 ................................  Not Applicable


APRIL 28, 2000



         NORTHWESTERN MUTUAL VARIABLE LIFE



         Whole Life

         Extra Ordinary Life

         Single Premium Life


                                                     (PHOTO)













         NORTHWESTERN MUTUAL          The Northwestern Mutual Life
         SERIES FUND, INC. AND        Insurance Company
         RUSSELL INSURANCE FUNDS      720 East Wisconsin Avenue
                                      Milwaukee, Wisconsin 53202
                                      (414) 271-1444


                                  PROSPECTUSES


                                                 [NORTHWESTERN MUTUAL (TM) LOGO]
                                                 The Quiet Company(R)

CONTENTS FOR THIS PROSPECTUS

                                                   Page
                                                   ----
Prospectus...........................................1
  Northwestern Mutual Variable Life..................1
Summary of the Policies..............................2
  Variable Life Insurance............................2
  The Account and its Divisions......................2
  Deductions and Charges.............................2
The Northwestern Mutual Life Insurance Company,
  Northwestern Mutual Variable Life Account,
  Northwestern Mutual Series Fund, Inc. and
  Russell Insurance Funds............................4
   Northwestern Mutual...............................4
   The Account.......................................4
  The Funds..........................................4
   Northwestern Mutual Series Fund, Inc..............4
    Small Cap Growth Stock Portfolio.................4
    Aggressive Growth Stock Portfolio................4
    International Equity Portfolio...................4
    Index 400 Stock Portfolio........................4
    Growth Stock Portfolio...........................5
    Growth and Income Stock Portfolio................5
    Index 500 Stock Portfolio .......................5
    Balanced Portfolio...............................5
    High Yield Bond Portfolio........................5
    Select Bond Portfolio............................5
    Money Market Portfolio...........................5
   Russell Insurance Funds...........................5
     Multi-Style Equity Fund.........................5
     Aggressive Equity Fund..........................5
     Non-U.S. Fund...................................5
     Real Estate Securities Fund.....................5
     Core Bond Fund..................................6
Detailed Information about the Policies..............6
  Requirements for Insurance.........................6
  Premiums...........................................6
  Grace Period.......................................7
  Allocations to the Account.........................8
  Transfers Between Divisions........................8
  Deductions and Charges.............................8
  Deductions from Premiums for Whole
   Life and Extra Ordinary Life Policies.............8
  Deductions for Single Premium
   Life Policies.....................................9
  Charges Against the Account Assets................10
  Guarantee of Premiums, Deductions
   and Charges......................................10
  Death Benefit.....................................10

    Variable Insurance Amount.......................10
    Whole Life Policy and Single
     Premium Life Policy............................11
    Extra Ordinary Life Policy......................12
  Cash Value........................................13
  Annual Dividends..................................14
  Policy Loans......................................15
  Extended Term and Paid-Up Insurance...............15
  Reinstatement.....................................16
  Right to Exchange for a Fixed
   Benefit Policy...................................16
  Other Policy Provisions...........................16
    Owner...........................................16
    Beneficiary.....................................16
    Incontestability................................16
    Suicide.........................................16
    Misstatement of Age or Sex......................16
    Collateral Assignment...........................16
    Payment Plans...................................16
    Deferral of Determination and Payment...........16
  Voting Rights.....................................16
  Substitution of Fund Shares
   and Other Changes................................17
  Reports...........................................17
  Special Policy for Employers......................17
  Distribution of the Policies......................17
  Tax Treatment of Policy Benefits..................17

Other Information...................................18
  Management........................................18
  Regulation........................................20
    Legal Proceedings...............................20
  Registration Statement............................20
  Experts...........................................20
Financial Statements................................21
  Report of Independent Accountants
    (for the two years ended December 31, 1999).....21
  Financial Statements of the Account
    (for the two years ended December 31, 1999).....22
  Financial Statements of Northwestern Mutual
    (for the three years ended December 31, 1999)...33
  Report of Independent Accountants
    (for the three years ended December 31, 1999)...44
 Appendix...........................................45

P R O S P E C T U S

NORTHWESTERN MUTUAL VARIABLE LIFE

     -        Whole Life
     -        Extra Ordinary Life
     -        Single Premium Life

This prospectus describes three variable life insurance policies (the "Policies") issued by The Northwestern Mutual Life Insurance Company: Whole Life, Extra Ordinary Life and Single Premium Life. We have designed each Policy to provide lifetime insurance coverage on the insured named in the Policy. You may also surrender a Policy for its cash value during the lifetime of the insured. We use Northwestern Mutual Variable Life Account (the "Account") to keep the money you invest separate from our general assets. The death benefit and cash value of a Policy will vary to reflect the investment experience the Account.

You may allocate the net premiums to one or more of the sixteen divisions of the Account. The assets of each division will be invested in a corresponding Portfolio of Northwestern Mutual Series Fund, Inc. or one of the Russell Insurance Funds. The prospectuses for these mutual funds, attached to this prospectus, describe the investment objectives for all of the Portfolios and Funds.

We guarantee that the death benefit for a Whole Life Policy will never be less than the face amount of the Policy, regardless of the Account's investment experience, so long as you pay premiums when they are due and no Policy debt is outstanding. For an Extra Ordinary Life Policy, the death benefit will never be less than the Minimum Death Benefit stated in the Policy, so long as you pay premiums when they are due and no Policy debt is outstanding. We have designed the Extra Ordinary Life Policy for purchasers who intend to use all Policy dividends to purchase paid-up additions. For a Single Premium Life Policy, the death benefit will never be less than the face amount of the Policy, if no Policy debt is outstanding. There is no guaranteed minimum cash value for any of the three Policies.

In the early years of a Policy it is likely that the cash value will be less than the premium amounts accumulated at interest. This is because of the sales and issuance costs for a new Policy. For a Whole Life Policy or an Extra Ordinary Life Policy we make deductions for sales costs from premiums. These deductions are higher during the early Policy years. For a Single Premium Life Policy we make deductions for sales costs from the cash values of Policies surrendered during the early Policy years. Therefore you should purchase a Policy only if you intend to keep it in force for a reasonably long period.

THE POLICIES DESCRIBED IN THIS PROSPECTUS ARE NO LONGER BEING ISSUED. THE VARIABLE COMPLIFE(R) POLICY CURRENTLY BEING OFFERED BY NORTHWESTERN MUTUAL IS DESCRIBED IN A SEPARATE PROSPECTUS.

IT MAY NOT BE ADVANTAGEOUS TO REPLACE EXISTING INSURANCE WITH A VARIABLE LIFE INSURANCE POLICY. SEE DEDUCTIONS AND CHARGES AND CASH VALUE.

THIS PROSPECTUS IS VALID ONLY WHEN ACCOMPANIED BY THE CURRENT PROSPECTUSES FOR NORTHWESTERN MUTUAL SERIES FUND, INC. AND RUSSELL INSURANCE FUNDS WHICH ARE ATTACHED HERETO, AND SHOULD BE RETAINED FOR FUTURE REFERENCE.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

THE PRIMARY PURPOSE OF THESE VARIABLE LIFE INSURANCE POLICIES IS TO PROVIDE INSURANCE PROTECTION. WE MAKE NO CLAIM THAT THE POLICIES ARE IN ANY WAY SIMILAR OR COMPARABLE TO A SYSTEMATIC INVESTMENT PLAN OF A MUTUAL FUND.
--------------------------------------------------------------------------------

SUMMARY OF THE POLICIES

VARIABLE LIFE INSURANCE

Variable life insurance is similar in many ways to traditional fixed-benefit whole life insurance. There are also significant differences. For both fixed and variable insurance the owner of the policy pays level premiums for lifetime insurance coverage on the person insured. Both kinds of insurance provide a cash value payable upon surrender of the policy during the insured's lifetime. In each case the cash value during the early years is ordinarily less than the sum of the premiums paid. Various optional benefits may be added to either kind of policy (except single premium policies) at extra cost.

The distinctive feature of the variable Policies described in this prospectus is that we place the premiums, after certain deductions, in one or more divisions of Northwestern Mutual Variable Life Account. The death benefit and cash value of the Policy will increase or decrease to reflect the investment performance of the division or divisions you select. We adjust the death benefit annually on the Policy anniversary. We guarantee that the death benefit for a Whole Life Policy will never be less than the face amount of the Policy, so long as you pay premiums when they are due and no Policy debt is outstanding. For an Extra Ordinary Life Policy, we guarantee that the death benefit will never be less than the Minimum Death Benefit stated in the Policy, so long as you pay premiums when they are due and no Policy debt is outstanding. We have designed the Extra Ordinary Life Policy for purchasers who intend to use all Policy dividends to purchase paid-up additions. For a Single Premium Life Policy, we guarantee that the death benefit will never be less than the face amount of the Policy, if no policy debt is outstanding. For all of the Policies, we adjust the cash value daily. There is no guaranteed minimum cash value.

THE ACCOUNT AND ITS DIVISIONS

Northwestern Mutual Variable Life Account is the investment vehicle for the Policies. The Account has sixteen divisions. You determine how net premiums are to be apportioned. You may select up to six divisions at any one point in time. We invest the assets of each division in a corresponding Portfolio of Northwestern Mutual Series Fund, Inc. or one of the Russell Insurance Funds. The eleven Portfolios of Northwestern Mutual Series Fund, Inc. are the Small Cap Growth Stock Portfolio, Aggressive Growth Stock Portfolio, International Equity Portfolio, Index 400 Stock Portfolio, Growth Stock Portfolio, Growth and Income Stock Portfolio, Index 500 Stock Portfolio, Balanced Portfolio, High Yield Bond Portfolio, Select Bond Portfolio and Money Market Portfolio. The five Russell Insurance Funds are the Multi-Style Equity Fund, Aggressive Equity Fund, Non-U.S. Fund, Real Estate Securities Fund, and Core Bond Fund. For additional information about the funds see the attached prospectuses.

DEDUCTIONS AND CHARGES

FROM PREMIUMS

Whole Life Policy and Extra Ordinary Life Policy

     -   Deduction of 2% for state premium taxes

     - Sales load of not more than 30% of the basic premium for the first Policy year, 10% for each of the next three years and 7% in years thereafter

     -   Annual deduction of $35 for administrative costs

     - Deduction of $5 for each $1,000 of insurance, for issuance expenses, in first Policy year only

     - Annual deduction of 1 1/2% of the basic premium for death benefit guarantee

     - For the Extra Ordinary Life Policy only, a deduction for dividends in the approximate range of 7-17% of the gross annual premium

Single Premium Policy

     -   A deduction of $150 when the Policy is issued

FROM THE ASSETS OF THE ACCOUNT

     - A daily charge at the annual rate of .50% of the Account assets for mortality and expense risks

     - A daily charge at the annual rate of .20% of the Account assets for federal income taxes

SURRENDER CHARGES

     - For the Single Premium Life Policy only, a deduction of up to 9% of the premium paid if the Policy is surrendered during the first ten Policy years

FROM THE MUTUAL FUNDS

     - A daily charge for investment advisory and other services provided to the mutual funds. The total expenses vary by Portfolio or Fund and currently fall in an approximate range of .20% to 1.50% of assets on an annual basis.


The following table shows the annual expenses for each of the Portfolios and Funds, as a percentage of their average net assets of the Portfolio, based on 1999 operations.

                      NORTHWESTERN MUTUAL SERIES FUND, INC.

                   INVESTMENT
                    ADVISORY       OTHER      TOTAL
PORTFOLIO              FEE       EXPENSES   EXPENSES
---------              ---       --------   --------
Small Cap Growth
  Stock* ...........  .79%          .24%     1.03%
Aggressive Growth
  Stock.............  .51%          .00%      .51%
International
  Equity............  .67%          .07%      .74%
Index 400 Stock*....  .25%          .11%      .36%
Growth Stock .......  .43%          .00%      .43%
Growth and Income
  Stock.............  .57%          .00%      .57%
Index 500 Stock.....  .20%          .00%      .20%
Balanced............  .30%          .00%      .30%
High Yield Bond.....  .49%          .01%      .50%
Select Bond.........  .30%          .00%      .30%
Money Market........  .30%          .00%      .30%

* Small Cap Growth Stock and Index 400 Stock Portfolios Northwestern Mutual Investment Services, LLC (NMIS), investment adviser to Northwestern Mutual Series Fund, Inc., has contractually agreed to waive, at least until December 31, 2000, a portion of its advisory fee, up to the full amount of that fee, equal to the amount by which total operating expenses exceed (1) 1.00% of the Small Cap Growth Stock Portfolio's average daily net assets on an annual basis, and (2) 0.35% of the Index 400 Stock Portfolio's average daily net assets. In addition, NMIS has voluntarily agreed to reimburse each of these portfolios for all remaining expenses after fee waivers which exceed (1) 1.00% in the case of the Small Cap Growth Stock Portfolio, and (2) 0.35% in the case of the Index 400 Stock Portfolio, of the average daily net assets on an annual basis. This waiver and reimbursement, in each case, may be revised or eliminated at any time without notice to shareholders.

                             RUSSELL INSURANCE FUNDS

                   INVESTMENT
                    ADVISORY       OTHER      TOTAL
FUND                  FEE *      EXPENSES*  EXPENSES
----                  -----      ---------  --------
Multi-Style Equity
  Fund.............. 0.78%         0.15%     0.93%
Aggressive Equity
  Fund.............. 0.95%         0.39%     1.34%
Non-U.S. Fund....... 0.95%         0.55%     1.50%
Real Estate
  Securities Fund... 0.85%         0.30%     1.15%
Core Bond Fund...... 0.60%         0.26%     0.86%

* Multi-Style Equity Fund Frank Russell Investment Company's (FRIC's) advisor, Frank Russell Investment Management Company (FRIMCo) has contractually agreed to waive, at least until April 30, 2001, a portion of its 0.78% management fee, up to the full amount of that fee, equal to the amount by which the Fund's total operating expenses exceed 0.92% of the Fund's average daily net assets on an annual basis and to reimburse the Fund for all remaining expenses after fee waivers which exceed 0.92% of the average daily net assets on an annual basis. Taking the fee waivers into account, the actual annual total operating expenses were 0.92% of the average net assets of the Multi-Style Fund.

Aggressive Equity Fund FRIMCo has contractually agreed to waive, at least until April 30, 2001, a portion of its 0.95% management fee, up to the full amount of that fee, equal to the amount by which the Fund's total operating expenses exceed 1.25% of the Fund's average daily net assets on an annual basis and to reimburse the Fund for all remaining expenses after fee waivers which exceed 1.25% of the average daily net assets on an annual basis. Taking the fee waivers into account, the actual annual total operating expenses were 1.25% of the average net assets of the Aggressive Equity Fund.

Non-U.S. Fund FRIMCo has contractually agreed to waive, at least until April 30, 2001, a portion of its 0.95% management fee, up to the full amount of that fee, equal to the amount by which the Fund's total operating expenses exceed 1.30% of the Fund's average daily net assets on an annual basis and to reimburse the Fund for all remaining expenses after fee waivers which exceed 1.30% of the average daily net assets on an annual basis. Taking the fee waivers into account, the actual annual total operating expenses were 1.30% of the average net assets of the Non-U.S. Fund.

Real Estate Securities Fund FRIMCo has contractually agreed to waive, at least until April 30, 2001, a portion of its .85% management fee, up to the full amount of that fee, equal to the amount by which the Fund's total operating expenses exceed 1.15% of the Fund's average daily net assets on an annual basis and to reimburse the Fund for all remaining expenses after fee waivers which exceed 1.15% of the average daily net assets on an annual basis.

Core Bond Fund FRIMCo has contractually agreed to waive, at least until April 30, 2001, a portion of its 0.60% management fee, up to the full amount of that fee, equal to the amount by which the Fund's total operating expenses exceed
 .80% of the Fund's average daily net assets on an annual basis and to reimburse the Fund for all remaining expenses after fee waivers which exceed .80% of the average daily net assets on an annual basis. Taking the fee waivers into account, the actual annual total operating expenses were .80% of the average net assets of the Core Bond Fund.

THE NORTHWESTERN MUTUAL LIFE INSURANCE COMPANY,
NORTHWESTERN MUTUAL VARIABLE LIFE ACCOUNT,
NORTHWESTERN MUTUAL SERIES FUND, INC. AND
RUSSELL INSURANCE FUNDS

NORTHWESTERN MUTUAL


The Northwestern Mutual Life Insurance Company is a mutual life insurance company organized by a special act of the Wisconsin Legislature in 1857. It is the nation's fifth largest life insurance company, based on total assets in excess of $85 billion on December 31, 1999 and is licensed to conduct a conventional life insurance business in the District of Columbia and in all states of the United States. Northwestern Mutual sells life and disability income insurance policies and annuity contracts through its own field force of approximately 6,000 full time producing agents. The Internal Revenue Service Employer Identification Number of Northwestern Mutual is 39-0509570.

"We" in this prospectus means Northwestern Mutual.


THE ACCOUNT

We established Northwestern Mutual Variable Life Account by action of our Trustees on November 23, 1983, in accordance with the provisions of Wisconsin insurance law. Under Wisconsin law the income, gains and losses, realized or unrealized, of the Account are credited to or charged against the assets of the Account without regard to our other income, gains or losses. We use the Account only for variable life insurance policies. However, we also use the Account for other variable life insurance policies which are described in other prospectuses. We no longer offer the three Policies described in this prospectus.

The Account is registered with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940. This registration does not involve supervision of management or investment practices or policies. The Account has sixteen divisions. All of the assets of each division are invested in shares of the corresponding Portfolio or Fund described below.

THE FUNDS

NORTHWESTERN MUTUAL SERIES FUND, INC.

Northwestern Mutual Series Fund, Inc. is a mutual fund of the series type registered under the Investment Company Act of 1940 as an open-end diversified management investment company. The Account buys shares of each Portfolio at their net asset value without any sales charge.


The investment adviser for the Fund is Northwestern Mutual Investment Services, LLC ("NMIS"), our wholly-owned subsidiary. The investment advisory agreements for the respective Portfolios provide that NMIS will provide services and bear certain expenses of the Fund. For providing investment advisory and other services and bearing Fund expenses, the Fund pays NMIS a fee at an annual rate which ranges from .20% of the aggregate average daily net assets of the Index 500 Stock Portfolio to a maximum of .79% for the Small Cap Growth Stock Portfolio, based on 1999 asset size. Other expenses borne by the Portfolios range from 0% for the Select Bond, Money Market and Balanced Portfolios to .21% for the Small Cap Growth Stock Portfolio. We provide the people and facilities NMIS uses in performing its investment advisory functions and we are a party to the investment advisory agreement. NMIS has retained J.P. Morgan Investment Management, Inc. and Templeton Investment Counsel, Inc. under investment sub-advisory agreements to provide investment advice to the Growth and Income Stock Portfolio and the International Equity Portfolio.


The investment objectives and types of investments for each of the eleven Portfolios of the Fund are set forth below. There can be no assurance that the Portfolios will realize their objectives. For more information about the investment objectives and policies, the attendant risk factors and expenses see the attached prospectus for Northwestern Mutual Series Fund, Inc.


SMALL CAP GROWTH STOCK PORTFOLIO. The investment objective of the Small Cap Growth Stock Portfolio is long-term growth of capital. The Portfolio will seek to achieve this objective primarily by investing in the common stocks of companies which can reasonably be expected to increase sales and earnings at a pace which will exceed the growth rate of the U.S. economy over an extended period.


AGGRESSIVE GROWTH STOCK PORTFOLIO. The investment objective of the Aggressive Growth Stock Portfolio is to achieve long-term appreciation of capital primarily by investing in the common stocks of companies which can reasonably be expected to increase their sales and earnings at a pace which will exceed the growth rate of the nation's economy over an extended period.

INTERNATIONAL EQUITY PORTFOLIO. The investment objective of the International Equity Portfolio is long-term capital growth. It pursues its objective through a flexible policy of investing in stocks and debt securities of companies and governments outside the United States.


INDEX 400 STOCK PORTFOLIO The investment objective of the Index 400 Stock Portfolio is to achieve investment results that approximate the performance of the Standard & Poor's MidCap 400 Index ("S&P 400 Index"). The Portfolio will attempt to meet this objective by investing in stocks included in the S&P 400 Index.


GROWTH STOCK PORTFOLIO. The investment objective of the Growth Stock Portfolio is long-term growth of capital; current income is secondary. The Portfolio will seek to achieve this objective by selecting investments in companies which have above average earnings growth potential.

GROWTH AND INCOME STOCK PORTFOLIO. The investment objective of the Growth and Income Stock Portfolio is long-term growth of capital and income. Ordinarily the Portfolio pursues its investment objectives by investing primarily in dividend-paying common stock.

INDEX 500 STOCK PORTFOLIO. The investment objective of the Index 500 Stock Portfolio is to achieve investment results that approximate the performance of the Standard & Poor's 500 Composite Stock Price Index ("S&P 500 Index"). The Portfolio will attempt to meet this objective by investing in stocks included in the S&P 500 Index. Stocks are generally more volatile than debt securities and involve greater investment risks.

BALANCED PORTFOLIO. The investment objective of the Balanced Portfolio is to realize as high a level of long-term total rate of return as is consistent with prudent investment risk. The Balanced Portfolio will invest in common stocks and other equity securities, bonds and money market instruments. Investment in the Balanced Portfolio necessarily involves the risks inherent in stocks and debt securities of varying maturities, including the risk that the Portfolio may invest too much or too little of its assets in each type of security at any particular time.

HIGH YIELD BOND PORTFOLIO. The investment objective of the High Yield Bond Portfolio is to achieve high current income and capital appreciation by investing primarily in fixed income securities that are rated below investment grade by the major rating agencies.

SELECT BOND PORTFOLIO. The primary investment objective of the Select Bond Portfolio is to provide as high a level of long-term total rate of return as is consistent with prudent investment risk. A secondary objective is to seek preservation of shareholders' capital. The Select Bond Portfolio will invest primarily in debt securities. The value of debt securities will tend to rise and fall inversely with the rise and fall of interest rates.

MONEY MARKET PORTFOLIO. The investment objective of the Money Market Portfolio is to realize maximum current income consistent with liquidity and stability of capital. The Money Market Portfolio will invest in money market instruments and other debt securities with maturities generally not exceeding one year. The return produced by these securities will reflect fluctuations in short-term interest rates.

RUSSELL INSURANCE FUNDS

The Russell Insurance Funds also comprise a mutual fund of the series type registered under the Investment Company Act of 1940 as an open-end diversified management investment company. The Account buys shares of each of the Russell Insurance Funds at their net asset value without any sales charge.

The assets of each of the Russell Insurance Funds are invested by one or more investment management organizations researched and recommended by Frank Russell Company ("Russell"), and an affiliate of Russell, Frank Russell Investment Management Company ("FRIMCo"). FRIMCo also advises, operates and administers the Russell Insurance Funds. Russell is our majority-owned subsidiary.


The investment objectives and types of investments for each of the five Russell Insurance Funds are set forth below. There can be no assurance that the Funds will realize their objectives. A table showing the expense ratios for each of the Russell Insurance Funds is included in the Summary above, AT PAGE 3. For more information about the investment objectives and policies, the attendant risk factors and expenses see the attached prospectus for the Russell Insurance Funds.


MULTI-STYLE EQUITY FUND. The investment objective of the Multi-Style Equity Fund is to provide income and capital growth by investing principally in equity securities. The Multi-Style Equity Fund invests primarily in common stocks of medium and large capitalization companies. These companies are predominately US-based, although the Fund may invest a limited portion of its assets in non-US firms from time to time.

AGGRESSIVE EQUITY FUND. The investment objective of the Aggressive Equity Fund is to provide capital appreciation by assuming a higher level of volatility than is ordinarily expected from Multi-Style Equity Fund by investing in equity securities. The Aggressive Equity Fund invests primarily in common stocks of small and medium capitalization companies. These companies are predominately US-based, although the Fund may invest in non-US firms from time to time.

NON-U.S. FUND. The investment objective of the Non-U.S. Fund is to provide favorable total return and additional diversification for US investors by investing primarily in equity and fixed-income securities of non-US companies, and securities issued by non-US governments. The Non-U.S. Fund invests primarily in equity securities issued by companies domiciled outside the United States and in depository receipts, which represent ownership of securities of non-US companies.

REAL ESTATE SECURITIES FUND. The investment objective of the Real Estate Securities Fund is to generate a high level of total return through above average current income, while maintaining the potential for capital appreciation. The Fund seeks to achieve its objective by concentrating its investments in equity securities of issuers whose value is derived primarily from development, management and market pricing of underlying real estate properties.

CORE BOND FUND. The investment objective of the Core Bond Fund is to maximize total return, through capital appreciation and income, by assuming a level of volatility consistent with the broad fixed-income market, by investing in fixed-income securities. The Core Bond Fund invests primarily in fixed-income securities. In particular, the Fund holds debt securities issued or guaranteed by the US government, or to a lesser extent by non-US governments, or by their respective agencies and instrumentalities. It also holds mortgage-backed securities, including collateralized mortgage obligations. The Fund also invests in corporate debt securities and dollar-denominated obligations issued in the US by non-US banks and corporations (Yankee Bonds). A majority of the Fund's holdings are US dollar-denominated. From time to time the Fund may invest in municipal debt obligations.

--------------------------------------------------------------------------------
DETAILED INFORMATION ABOUT THE POLICIES

REQUIREMENTS FOR INSURANCE

The minimum face amount we require for a Whole Life Policy is $20,000. If the insured is below age 15 or over age 49 the minimum amount is $10,000. The insured may not be older than age 70 on the date of issue. For an Extra Ordinary Life Policy the minimum initial amount of insurance is $50,000; if the insured is over age 70, the minimum amount is $25,000. The minimum face amount of insurance we require for a Single Premium Life Policy is $5,000. For an Extra Ordinary Life Policy the insured may not be younger than age l5 on the date of issue. For the Extra Ordinary Life Policy and the Single Premium Life Policy, the insured may not be older than age 75 on the date of issue.

Before issuing a Policy, we will require satisfactory evidence of insurability. We consider non-smokers who meet preferred underwriting requirements select risks. We charge a higher premium for insureds who do not qualify as select risks. The amount of additional premium depends on the risk classification in which we place the insured. We consider non-smokers in the second best classification standard plus risks. We consider the best class of smokers standard risks.

PREMIUMS

You must pay the first premium to put a Whole Life Policy or an Extra Ordinary Life Policy in effect. Premiums are level, fixed and payable in advance during the insured's lifetime on a monthly, quarterly, semiannual or annual basis. You may change the premium frequency. The change will be effective when we accept the premium on the new frequency. Premiums you pay more often than annually include an extra amount to compensate us for the extra processing costs and loss of interest because we receive the money later. The amount of the premium depends on the amount of insurance for which the Policy was issued and the insured's age and risk classification. The amount of the premium also reflects the sex of the insured except where state or federal law requires that premiums and other charges and values be determined without regard to sex. We send a notice to the owner of a Policy not less than two weeks before each premium is due. If you select the monthly premium frequency, we may require that you make premium payments by preauthorized check.

The following table for Whole Life Policies shows representative premiums for male select, standard plus, and standard risks for various face amounts of insurance.

                                                        % EXCESS OF 12
                                                       MONTHLY PREMIUMS
   AGE AT       FACE        ANNUAL       MONTHLY          OVER ANNUAL
   ISSUE       AMOUNT      PREMIUM       PREMIUM            PREMIUM
----------------------------------------------------------------------------
                                  SELECT
     15         $50,000       $382.50      $ 33.60           5.4%
     35         100,000      1,536.00       135.10           5.5%
     55         100,000      3,766.00       331.10           5.5%
                               STANDARD PLUS
     15          50,000        406.00        35.60           5.2%
     35         100,000      1,683.00       148.10           5.6%
     55         100,000      4,125.00       363.10           5.6%
                                 STANDARD
     15          50,000        491.50        43.10           5.2%
     35         100,000      1,912.00       168.10           5.5%
     55         100,000      4,587.00       404.10           5.7%

The following table for Extra Ordinary Life Policies shows representative annual premiums for male select and standard risks for various amounts of insurance. The amounts of insurance shown in the table are the total amounts in effect when the Extra Ordinary Life Policy is issued, including both the Minimum Death Benefit which we guarantee for the lifetime of the insured and the Extra Life Protection which we guarantee for a shorter period. See "Death Benefit", p. 10, and "Extra Ordinary Life Policy", p. 12.

                                                           % EXCESS OF 12
                                                          MONTHLY PREMIUMS
   AGE AT         FACE         ANNUAL       MONTHLY         OVER ANNUAL
   ISSUE         AMOUNT       PREMIUM       PREMIUM           PREMIUM
----------------------------------------------------------------------------
                                   SELECT
     15            $50,000       $261.50       $23.10           6.0%
     35            100,000      1,014.00        89.10           5.4%
     55            100,000      2,612.00       230.10           5.7%
                                STANDARD PLUS
     15             50,000        285.00        25.10           5.7%
     35            100,000      1,161.00       102.10           5.5%
     55            100,000      2,971.00       261.10           5.5%
                                  STANDARD
     15             50,000        357.50        31.60           6.1%
     35            100,000      1,377.00       121.10           5.5%
     55            100,000      3,425.00       301.10           5.5%

For a Single Premium Life Policy you may choose either a face amount of insurance or the amount which a given amount of premium will provide. The Single Premium Life Policy is available only for applicants who meet select or standard plus underwriting criteria as we determine. The premiums for these Policies are the same for both select and standard plus risks, but we expect that the dividends will be lower for Policies issued to insureds in the standard plus classification.

The following table for Single Premium Life Policies shows representative gross single premiums for male select and standard plus risks for various face amounts of Insurance:

                          FACE
  AGE AT                AMOUNT OF     GROSS SINGLE
   ISSUE                INSURANCE        PREMIUM
  -------               ---------       ---------
    15                   $10,000       $  1,498.40
    35                    25,000          6,443.25
    55                    50,000         23,502.00

GRACE PERIOD

For the Whole Life and Extra Ordinary Life Policies there is a grace period of 31 days for any premium that is not paid when due. The Policy remains in force during this period. If you do not pay the premium within the grace period the Policy will terminate as of the date when the premium was due and will no longer be in force, unless it is continued as extended term or paid-up insurance. See "Extended Term and Paid-Up Insurance", p. 15. If you surrender a Policy, we will pay its cash value. See "Cash Value", p. 13. If the insured dies during the grace period we will deduct any overdue premium from the proceeds of the Policy. If the insured dies after payment of the premium for the period which includes the date of death, we will refund the portion of the premium for the remainder of that period as part of the Policy proceeds.

ALLOCATIONS TO THE ACCOUNT

We place the net annual premium for a Whole Life Policy or an Extra Ordinary Life Policy in the Account on the Policy date and on the Policy anniversary each year. The net annual premium is the annual premium less the deductions described below.

You determine how the net annual premium for a Whole Life or an Extra Ordinary Life Policy is apportioned among the divisions of the Account. If you direct any portion of a premium to a division, the division must receive at least 10% of that premium. You may change the apportionment for future premiums by written request at any time, but the change will be effective only when we place the net annual premium in the Account on the next Policy anniversary, even if you are paying premiums on an other than annual basis.

For a Single Premium Policy we place the entire single premium, less an administrative charge of $150, in the Account on the Policy date and we apportion the amount among the divisions of the Account as you determine.

You may apportion the Account assets supporting your Policy among as many as six divisions of the Account at any time.

TRANSFERS BETWEEN DIVISIONS

You may transfer accumulated amounts from one division of the Account to another as often as four times in a Policy year. Transfers are effective on the date we receive a written request at our Home Office. We reserve the right to charge a fee to cover administrative costs of transfers. We presently charge no fee.

DEDUCTIONS AND CHARGES

The net premiums we place in the Account for Whole Life, Extra Ordinary Life and Single Premium Life Policies are the gross premiums after the deductions described in the next two sections below. The net premiums for Whole Life and Extra Ordinary Life Policies exclude any extra premium we charge for insureds who do not qualify as select risks and the extra premium for any optional benefits. We make a charge for mortality and expense risks against the assets of the Account. There is also a charge for taxes. See "Charges Against the Account Assets", p. 10. In addition, the mutual funds in which the Account assets are invested pay an investment advisory fee and certain other expenses. Mutual fund expenses are briefly described above on page 3, and in more detail in the attached prospectuses for the mutual funds.

DEDUCTIONS FROM PREMIUMS FOR WHOLE LIFE AND EXTRA ORDINARY LIFE POLICIES

The deductions described in this section are for Whole Life and Extra Ordinary Life Policies only. The deductions for Single Premium Life Policies are described under the next caption below.

For the first Policy year there is a one-time deduction of not more than $5 for each $1,000 of insurance, based on the face amount for Whole Life or the Minimum Death Benefit stated in the Policy for Extra Ordinary Life. This is for the costs of processing applications, medical examinations, determining insurability and establishing records.

There is an annual deduction of $35 for administrative costs to maintain the Policy. Expenses include costs of premium billing and collection, processing claims, keeping records and communicating with Policyowners.

There is a deduction each year for sales costs. This amount may be considered a "sales load". The deduction will be not more than 30% of the basic premium (as defined below) for the first Policy year, not more than 10% for each of the next three years and not more than 7% each year thereafter. The basic premium for a Policy is the gross premium which would be payable if you paid the premium annually, less the annual deduction of $35 for administrative costs. The basic premium is based on the cost of insurance for insureds who qualify as select risks and does not include any extra premium amounts for insureds whom we place in other risk classifications. The basic premium does not include the extra premium for any optional benefits. For an Extra Ordinary Life Policy, the basic premium does not include any extra premium for the Extra Life Protection; the amount of term insurance included in the Extra Life Protection affects the dividends payable on the Extra Ordinary Life Policies.

The amount of the deduction for sales costs for any Policy year is not specifically related to sales costs we incur for that year. We expect to recover our total sales expenses from the amounts we deduct for sales costs over the period while the Policies are in force. To the extent that sales expenses exceed the amounts deducted, we will pay the expenses from our other assets. These assets may include, among other things, any gain realized from the charge against the assets of the Account for the mortality and expense risks we assume. See "Charges Against the Account Assets", p. 10. To the extent that the amounts deducted for sales costs exceed the amounts needed, we will realize a gain.

We make a deduction equal to 2% of each basic premium for state premium taxes. Premium taxes vary from state to state and currently range from .5% to 3.5% of life insurance premiums. The 2% rate is an average. The tax rate for a particular state may be lower, higher or equal to the 2% deduction.

We guarantee that the death benefit for a Whole Life Policy will never be less than the face amount of the Policy, regardless of the investment experience of the Account. For an Extra Ordinary Life Policy, we guarantee that the death benefit will never be less than the Minimum Death Benefit stated in the Policy. For both Policies, there is a deduction of 1-1/2% from each basic premium to compensate us for the risk that the insured may die at a point in time when the death benefit that would ordinarily be paid is less than this guaranteed minimum amount.

For an Extra Ordinary Life Policy there is a deduction for dividends to be paid or credited in accordance with the dividend scale in effect on the issue date of the Policy. This deduction will vary by age of the insured and duration of the Policy, and we expect it to be in the range of approximately 7-17% of the gross annual premium.

The following tables illustrate the amount of net annual premium, for select and standard risks, to be placed in the Account at the beginning of each Policy year after the deductions described above:

                                   WHOLE LIFE

                           MALE AGE 35 - SELECT RISK
                                ANNUAL PREMIUM
BEGINNING OF            --------------------------------
 POLICY YEAR              $500      $1,000       $5,000
-------------           --------    ------      --------
1........................$154.28    $320.16    $1,647.28
2 through 4...............402.11     834.48     4,293.51
5 and later...............416.05     863.41     4,442.36


                           MALE AGE 35 - STANDARD RISK
                                 ANNUAL PREMIUM
BEGINNING OF            --------------------------------
 POLICY YEAR               $500      $1,000      $5,000
-------------            --------   -------    ---------
1........................$123.37    $256.03    $1,317.30
2 through 4...............321.57     667.33     3,433.44
5 and later...............332.71     690.46     3,552.48


                   EXTRA ORDINARY LIFE

                           MALE AGE 35 - SELECT RISK
                                ANNUAL PREMIUM
BEGINNING OF             -------------------------------
 POLICY YEAR              $500       $1,000      $5,000
-------------            -------    -------    ---------
1........................$134.23    $278.56    $1,433.21
2 through 4...............369.62     767.07     3,946.64
5 and later...............383.58     796.05     4,095.74

                            MALE AGE 35 - STANDARD RISK
                                  ANNUAL PREMIUM
BEGINNING OF             -------------------------------
 POLICY YEAR               $500      $1,000       $5,000
-------------            --------   -------    ---------
1........................$ 97.92    $203.21    $1,045.54
2 through 4...............269.65     559.59     2,879.11
5 and later...............279.83     580.73     2,987.88

DEDUCTIONS FOR SINGLE PREMIUM LIFE POLICIES

For a Single Premium Life Policy the only deduction from the single premium is an administrative charge of $150.00. The administrative costs for issuing and maintaining a Single Premium Life Policy are similar to those we incur with a Whole Life Policy or an Extra Ordinary Life Policy, except for the costs of premium billing and collection. See "Deductions from Premiums for Whole Life and Extra Ordinary Life Policies", P. 8. We place the entire premium for a Single Premium Life Policy, after this deduction of $150, in the Account when we issue the Policy without any of the other deductions which apply to premiums for Whole Life and Extra Ordinary Life Policies. There is no annual fee for a Single Premium Life Policy.

For a Single Premium Life Policy during the first ten Policy years, the cash value payable on surrender of the Policy is reduced by a deduction for sales costs. The deduction during the first Policy year is not more than 9% of the Policy's tabular cash value. See "Cash Value", P. 13. The deduction decreases over time until it is eliminated at the end of the tenth Policy year. We intend the deduction to recover the costs we incur in distributing Single Premium Life Policies which are surrendered in their early years. The deduction will never be more than 9% of the single premium paid for the Policy, excluding the administrative charge of $150.00.

The following table illustrates the schedule for the decreasing deduction for sales costs for a policy surrendered at the end of each of the first ten Policy years. The illustration is for a Single Premium Life Policy, male age 35. The schedule varies slightly by age and sex and amount of insurance.

POLICY YEAR END WHEN                DEDUCTION AS % OF
POLICY IS SURRENDERED              TABULAR CASH VALUE
---------------------              ------------------
1   .......................................7.9%
2   .......................................7.1
3   .......................................6.3
4   .......................................5.4
5   .......................................4.6
6   .......................................3.7
7   .......................................2.8
8   .......................................1.9
9   .......................................0.9
10 and subsequent years    ..................0

Since the maximum Policy loan limit for a Single Premium Life Policy is based on the cash value payable on surrender, the amount you may borrow during the first ten years is reduced to reflect the deduction for sales costs which we would make if you surrendered the Policy on the date of the Policy loan. See "Policy Loans", P. 15.

CHARGES AGAINST THE ACCOUNT ASSETS

There is a daily charge to the Account for the mortality and expense risks we assume. The charge is at the annual rate of .50% of the assets of the Account. The mortality risk is that insureds may not live as long as we estimated. The expense risk is that expenses of issuing and administering the Policies may exceed the costs we estimated. We will realize a gain from this charge to the extent it is not needed to provide benefits and pay expenses under the Policies. The actual mortality and expense experience under the Policies will be the basis for determining dividends. See "Annual Dividends", P. 14.

The Policies provide that we may make a charge for taxes against the assets of the Account. Currently, we are making a daily charge for federal income taxes we incur at the annual rate of .20% of the assets of the Account. We may increase, decrease or eliminate the charge for taxes in the future. In no event will the charge for taxes exceed that portion of our actual tax expenses which is fairly allocable to the Policies.

GUARANTEE OF PREMIUMS, DEDUCTIONS AND CHARGES

We guarantee and may not increase the premiums, the amounts we deduct from premiums and the charge for mortality and expense risks. These amounts will not increase regardless of future changes in longevity or increases in expenses. The Extra Ordinary Life Policy provides an opportunity to pay an additional amount of premium after the guaranteed period for the Extra Life Protection has expired if the Total Death Benefit would otherwise fall below the initial amount of insurance. See "Extra Ordinary Life Policy", P. 12.

DEATH BENEFIT

The death benefit for a variable life insurance policy is, in part, a guaranteed amount which will not be reduced during the lifetime of the insured so long as you pay premiums when they are due and no policy debt is outstanding. The remainder of the death benefit is the variable insurance amount which fluctuates in response to actual investment results and is not guaranteed. The amount of any paid-up additions which you have purchased with dividends is also included in the total death benefit and, in addition, the Extra Ordinary Life Policy provides some term insurance during the early Policy years. The relationships among the guaranteed and variable amounts and any paid-up additions and term insurance depend on the design of the particular Policy. See "Whole Life Policy and Single Premium Life Policy", P. 11, and "Extra Ordinary Life Policy", P. 12.

VARIABLE INSURANCE AMOUNT. The variable insurance amount reflects, on a cumulative basis, the investment experience of the Account divisions in which the Policy has participated. We adjust the variable insurance amount annually on each Policy anniversary. For the first Policy year the variable insurance amount is zero. For any subsequent year it may be either positive or negative. If the variable insurance amount is positive, subsequent good investment results will produce a larger variable insurance amount and therefore an increase in the death benefit. If the variable insurance amount is negative, subsequent good investment results will first have to offset the negative amount before the death benefit will increase.

In setting the premium rates for each Policy we have assumed that investment results will cause the Account assets supporting the Policy to grow at a net annual rate of 4%. If the assets grow at a net rate of exactly 4% for a Policy year, the variable insurance amount will neither increase nor decrease on the following anniversary. If the net rate of growth exceeds 4%, the variable insurance amount will increase. If it is less than 4%, the variable insurance amount will decrease.

The method for calculating the changes in the death benefit is described in the Policy. The Policy includes a table of net single premiums used to convert the investment results for a Policy into increases or decreases in the variable insurance amount. The insurance rates in the table depend on the sex and the attained age of the insured for each Policy year. For a Whole Life Policy, the changes in the death benefit will be smaller for a Policy issued with a higher premium for extra mortality risk. The net single premium for a particular variable insurance amount is the price for that amount of paid-up whole life insurance based on the insured's age at the Policy anniversary.

Because the variable insurance amount is adjusted only on the Policy anniversary, we bear the risk that the insured may die before the next anniversary after an interim period of adverse investment experience. If investment experience during the interim period is favorable, you will forego the benefit and we will realize a gain, unless the insured survives to the next Policy anniversary. However, if at the date of death of the insured the value of the Policy, considered as a net single premium, would buy more death benefit than the amount otherwise determined under the Policy, we will pay this increased death benefit.

The cost of life insurance increases with the advancing age of the insured, and therefore a larger dollar amount of investment earnings is required to produce the same increase in the death benefit in the later Policy years. In general, however, the effect of investment results on the death benefit will tend to be greater in the later Policy years because the amount of assets invested for the Policy will tend to increase as the Policy remains in force.

The cost of providing insurance protection under a Policy is reflected in the cash value of the Policy. See "Cash Value", p. 13. The cost is actuarially computed for each Policy each year, based on the insured's attained age, the l980 Commissioners Standard Ordinary Mortality Table and the net insurance amount at risk under the Policy. The net insurance amount at risk is the total death benefit for the Policy minus the cash value plus any Policy debt. The cost of insurance differs each year because the probability of death increases as the insured advances in age and the net insurance amount at risk decreases or increases from year to year depending on investment experience. The cost assumes that all insureds are in the select underwriting risk classification. The differences in the mortality rates of the various underwriting classifications are reflected in the different premiums (or different dividend scales) for those underwriting classifications. The cost of insurance is based on the mortality table identified above and we guarantee it for the life of a Policy regardless of any future changes in mortality experience.

WHOLE LIFE POLICY AND SINGLE PREMIUM LIFE POLICY. For a Whole Life Policy or a Single Premium Life Policy the death benefit is the face amount of the Policy plus any positive variable insurance amount in force. We adjust the death benefit on each Policy anniversary when we determine the variable insurance amount for the following year. The total death benefit also includes the amount of insurance provided by any paid-up additions which you have purchased with dividends and is reduced by the amount of any Policy debt outstanding. The death benefit for a Whole Life Policy will not be less than the face amount so long as you pay premiums when they are due and no Policy debt is outstanding. For a Single Premium Life Policy the death benefit will not be less than the face amount so long as no Policy debt is outstanding.

Paid-up additions you have purchased with dividends are not counted for purposes of the guarantee that the death benefit of a Whole Life Policy or a Single Premium Life Policy will never be less than the face amount of the Policy. If the variable insurance amount is negative, the total death benefit will be the guaranteed face amount plus the amount of insurance provided by any paid-up additions less any Policy debt. Paid-up additions are amounts of permanent insurance, paid for with dividends and added to a basic life insurance policy, for which the premium for the entire lifetime of the insured has been paid. Paid-up additions have cash surrender value and loan value.

The following example shows how the death benefit for a Whole Life Policy could vary based on investment results. Using the Policy illustrated on PAGE 46 and assuming the 12% hypothetical gross investment earnings rate on assets of the selected Portfolio of the Fund (equivalent to a net rate of 10.64% for the Account division), and the dividend scale as illustrated, the death benefit shown at the end of Policy year 5 would change as follows:

                                          GUARANTEED            VARIABLE                                  TOTAL
                                             FACE               INSURANCE            PAID-UP              DEATH
                                            AMOUNT        +       AMOUNT      +     ADDITIONS     =      BENEFIT
                                            ------                ------            ---------            -------
End of Policy Year 5................            $30,979              $1,037                $634            $32,650
Change..............................                  0                +489                +214               +703
                                                -------              ------                ----            -------
End of Policy Year 6................            $30,979              $1,526                $848            $33,353

If instead the gross earnings rate during the sixth Policy year had been 0% (equivalent to a net rate of -1.36%) the death benefit at the end of Policy Year 5 would change as follows:

                                             GUARANTEED             VARIABLE                                TOTAL
                                                 FACE               INSURANCE            PAID-UP            DEATH
                                                AMOUNT        +       AMOUNT      +     ADDITIONS     =    BENEFIT
                                                ------                ------            ---------          -------
End of Policy Year 5................            $30,979              $1,037                $634            $32,650
Change..............................                  0                -395                +141               -254
                                                -------              ------                ----            -------
End of Policy Year 6................            $30,979                $642                $775            $32,396

The following example shows how the death benefit for a Single Premium Life Policy could vary based on investment results. Using the Policy illustrated on page 50 and assuming the 12% hypothetical gross annual investment earnings rate on assets of the selected Portfolio of the Fund (equivalent to a net rate of 10.64% for the Account division), and the dividend scale as illustrated, the death benefit shown at the end of Policy year 5 would change as follows:

                                              GUARANTEED             VARIABLE                               TOTAL
                                                 FACE               INSURANCE            PAID-UP            DEATH
                                                AMOUNT        +       AMOUNT      +     ADDITIONS     =    BENEFIT
                                                ------                ------            ---------          -------
End of Policy Year 5................            $25,000              $9,100                $427            $34,527
Change..............................                  0              +2,285                +151             +2,336
                                                -------              ------                ----            -------
End of Policy Year 6................            $25,000             $11,285                $578            $36,863

If instead the gross earnings rate during the sixth Policy year had been 0% (equivalent to a net rate of -1.36%) the death benefit at the end of Policy Year 5 would change as follows:

                                              GUARANTEED             VARIABLE                               TOTAL
                                                 FACE               INSURANCE            PAID-UP            DEATH
                                                AMOUNT        +       AMOUNT      +     ADDITIONS     =    BENEFIT
                                                ------                ------            ---------          -------
End of Policy Year 5................            $25,000              $9,100                $427            $34,527
Change..............................                  0              -1,764                +101             -1,663
                                                -------              ------                ----            -------
End of Policy Year 6................            $25,000              $7,336                $528            $32,864

EXTRA ORDINARY LIFE POLICY. The Total Death Benefit for an Extra Ordinary Life Policy is the sum of the Minimum Death Benefit plus the amount of Extra Life Protection in force. The Minimum Death Benefit is 60% of the total amount of insurance for which the Policy is issued. We guarantee the Minimum Death Benefit for the lifetime of the insured so long as you pay premiums when they are due and no Policy debt is outstanding. The amount of Extra Life Protection is initially 40% of the total amount of insurance. It may increase but it will not decrease during the guaranteed period, so long as you pay premiums when they are due, no Policy debt is outstanding, all dividends are applied to purchase paid-up additions and no paid-up additions are surrendered for their cash value.

Extra Life Protection consists of one year term insurance, positive variable insurance amount and paid-up additions which have been purchased with dividends. Term insurance is life insurance which pays a death benefit only if the insured dies during the term for which the insurance has been purchased. Term insurance is ordinarily purchased on an annual basis at a cost which rises with the increasing age of the insured. It has no cash surrender value or loan value. The variable insurance amount and paid-up additions have been described; see "Variable Insurance Amount", P. 10 and "Whole Life Policy and Single Premium Life Policy", P. 11.

Initially the entire amount of Extra Life Protection is one year term insurance. As the Policy remains in force one year term insurance is reduced by any positive variable insurance amount and paid-up additions, so that the term insurance is reduced to the amount that will maintain the Total Death Benefit at the amount for which the Policy was issued. The term insurance is eliminated at any time when the sum of positive variable insurance amount plus the paid-up additions equals or exceeds the initial amount of Extra Life Protection.

We guarantee that the amount of Extra Life Protection will not be reduced during the guaranteed period, regardless of the Account's investment experience or the amount of any dividends paid on the Policy, so long as you pay premiums when they are due, no Policy debt is outstanding, all dividends are applied to purchase paid-up additions and no paid-up additions are surrendered for their cash value. The length of the guaranteed period depends on the age of the insured when we issued the Policy, and ranges from 37 years at age 15 to 7 years at age 75. At age 35 the guaranteed period is 27 years.

For an insured age 40 or younger, the sum of positive variable insurance amount plus paid-up additions will exceed the initial amount of Extra Life Protection at or before the end of the guaranteed period if the mutual fund assets which support the Policy produce a gross investment rate of return of 8% or better and dividends are at least equal to those we are paying on the current dividend scale. However, neither the actual investment results nor the dividends to be paid on the Policy are guaranteed.

After the guaranteed period expires, if the sum of positive variable insurance amount plus the paid-up additions is less than the initial amount of Extra Life Protection on any Policy anniversary, we may reduce the amount of term insurance for the Policy year. We will give you notice of the reduction and you will have an opportunity to pay an additional amount of premium in order to keep the initial amount of insurance in force. The maximum premium rate is set forth in the Policy. Your right to continue to purchase term insurance on this basis will terminate as of the first Policy anniversary when you fail to pay the additional premium when due.

The following example shows how the components of the Total Death Benefit for an Extra Ordinary Life Policy could vary based on investment results. Using the Policy illustrated on PAGE 49 and the assumed 12% hypothetical gross annual investment earnings rate on assets of the selected Portfolio or Fund (equivalent to a net rate of 10.64% for the Account division), and the dividend scale as illustrated, the amounts shown at the end of Policy year 5 would change as follows:

                                                             EXTRA LIFE PROTECTION
                                                   ----------------------------------------------
                                 MINIMUM                              VARIABLE                              TOTAL
                                  DEATH              TERM             INSURANCE          PAID-UP            DEATH
                                 BENEFIT     +     INSURANCE    +      AMOUNT      +    ADDITIONS    =     BENEFIT
                                 -------           ---------           ------           ---------          -------
End of Policy Year 5....         $60,000            $36,393             $1,974            $1,633          $100,000
Change..................               0             -1,528               +939              +589                 0
                                 -------            -------             ------            ------          --------
End of Policy Year 6....         $60,000            $34,865             $2,913            $2,222          $100,000

If instead the gross annual earnings rate during the sixth Policy year had been 0% (equivalent to a net rate of -1.36%) the amounts at the end of Policy year 5 would change as follows:

                                                             EXTRA LIFE PROTECTION
                                                   ----------------------------------------------
                                 MINIMUM                              VARIABLE                              TOTAL
                                  DEATH              TERM             INSURANCE          PAID-UP            DEATH
                                 BENEFIT     +     INSURANCE    +      AMOUNT      +    ADDITIONS    =     BENEFIT
                                 -------           ---------           ------           ---------          -------
End of Policy Year 5....         $60,000            $36,393             $1,974            $1,633          $100,000
Change..................               0               +358               -758              +400                 0
                                 -------            -------             ------            ------          --------
End of Policy Year 6....         $60,000            $36,751             $1,216            $2,033          $100,000

Note that the Total Death Benefit is not affected by either investment results or the amount of dividends paid, because the Policy is within the guaranteed period of Extra Life Protection. But the components of Extra Life Protection are affected by both factors. Good investment results and increases in dividends increase the likelihood that the Total Death Benefit will begin to rise before the guaranteed period of Extra Life Protection expires. Adverse investment results or decreases in dividends could cause the Total Death Benefit to fall below the amount of insurance which was initially in force, after the guaranteed period of Extra Life Protection expires, but it cannot fall below the Minimum Death Benefit so long as you pay premiums when they are due and no Policy debt is outstanding.

We have designed the Extra Ordinary Life Policy for a purchaser who intends to use all dividends to purchase paid-up additions. If you use dividends for any other purpose, or if any paid-up additions are surrendered for their cash value, the term insurance in force will immediately terminate, any remaining guaranteed period of Extra Life Protection will terminate and your right to purchase term insurance will terminate. The amount of Extra Life Protection thereafter will be the sum of positive variable insurance amount plus any paid-up additions which remain in force.

The following example (using the Policy illustrated on PAGE 49, like the examples above) shows how the Total Death Benefit would be reduced from $100,000 to $63,607, by the elimination of $36,393 of term insurance, if dividends are used during Policy Year 6 to reduce the premium. The premium of $1,014 would be reduced by the dividend of $126.23, based on the dividend scale as illustrated, to a net premium of $887.77. The Total Death Benefit during Policy Year 6 would then be as follows:

Minimum Death Benefit...................$60,000
Variable Insurance Amount............... +1,974
Variable Paid-Up Additions.............. +1,633
Term Insurance..........................      0
                                        -------
Total Death Benefit.....................$63,607
                                        =======

CASH VALUE

The cash value for the Whole Life Policy, the Extra Ordinary Life Policy and the Single Premium Life

Policy will change daily in response to investment results. No minimum cash value is guaranteed. Calculation of the cash value for any date requires three steps. First, we note the amount shown for the preceding anniversary in the table of cash values at the front of the Policy and we adjust it for the time elapsed since the last Policy anniversary. The tabular cash values are based on the assumed net investment rate of 4%, the 1980 Commissioners Standard Ordinary Mortality Table and the deductions from the premiums. See "Deductions from Premiums for Whole Life and Extra Ordinary Life Policies", p. 8. For the Single Premium Life Policy the calculation begins with the adjusted tabular cash value, which reflects the deduction for sales costs if the Policy is surrendered during the first ten years. See "Deductions for Single Premium Life Policies", p. 9. Second, we add the net single premium for the variable insurance amount to the tabular cash value. See the discussion of net single premiums under "Variable Insurance Amount", p. 10. If the variable insurance amount is negative, the net single premium is a negative amount. A table of net single premiums for the insured at each Policy anniversary is in the Policy. Third, we adjust the algebraic sum of the tabular cash value and the net single premium for the variable insurance amount to reflect investment results from the last Policy anniversary to the date for which the calculation is being made. The cash value is increased by the value of any paid-up additions which have been purchased with dividends.

If a portion of the premium for the current Policy year has not been paid, the cash value of a Whole Life Policy or an Extra Ordinary Life Policy will be reduced. There is not likely to be any cash value for a Whole Life Policy or an Extra Ordinary Life Policy during the early part of the first year because of the first year deductions.

The cash value for the Whole Life Policy, the Extra Ordinary Life Policy and the Single Premium Life Policy will be reduced by the amount of any Policy debt outstanding.

We determine the cash value for a Policy at the end of each valuation period. Each business day, together with any non-business days before it, is a valuation period. A business day is any day on which the New York Stock Exchange is open for trading. In accordance with the requirements of the Investment Company Act of l940, we may also determine the cash value for a Policy on any other day on which there is sufficient trading in securities to materially affect the value of the securities held by the Portfolios or Funds.

You may surrender a Policy for the cash value at any time during the lifetime of the insured. Alternatively, you may use the cash value of a Whole Life Policy or an Extra Ordinary Life Policy to provide extended term insurance or a reduced amount of fixed or variable paid-up insurance. See "Extended Term and Paid-Up Insurance", p. 15.

The Policies do not include any provision for a partial surrender. By administrative practice we will permit you to split a Policy into two Policies and surrender one of them, so long as the new Policy meets the regular minimum size requirements. The Policy which continues in force will be based on the age and risk classification of the insured at the time of issuance of the original Policy.

ANNUAL DIVIDENDS

The Policies share in divisible surplus to the extent we determine annually. We will distribute a Policy's share annually as a dividend payable on each Policy anniversary beginning at the end of the second year. For Single Premium Life Policies, and some other Policies, the first distribution will be at the end of the first year. We will not pay a dividend on a Whole Life Policy or an Extra Ordinary Life Policy which is in force as extended term insurance.

Dividends under participating policies may be described as refunds of premiums which adjust the cost of a policy to the actual level of cost emerging over time after the policy's issue. Thus participating policies generally have gross premiums which are higher than those for comparable non-participating policies. Both federal and state tax law recognize that a dividend is considered to be a refund of a portion of the premium paid.

Dividend illustrations published at the time a life insurance policy is issued reflect the actual recent experience of the issuing company with respect to investment earnings, mortality and expenses. State law generally prohibits a company from projecting or estimating future results. State law also requires that dividends be paid out of surplus, after certain necessary amounts are set aside, and that such surplus be apportioned equitably among participating policies. In summary, dividends must be based on actual experience and cannot be guaranteed at issue of a policy.

Our actuary annually examines current and recent experience and compares these actual results with those which were assumed in determining premium rates when each class of policies was issued. We determine classes by such factors as year of issue, age, plan of insurance and risk classification. The actuary then determines the amount of dividends to be equitably apportioned to each class of policies. Following the actuary's recommendations, our Trustees adopt a dividend scale each year, thereby authorizing the distribution of the dividend.

We have no significant actual mortality experience with variable life insurance policies. For purposes of the current dividend scale used for the illustrations in this prospectus, we have assumed that mortality experience in connection with the Policies will be comparable to that actually experienced with fixed benefit life insurance.

The prospectus illustrations show dividends being used to purchase variable paid-up additions. We will also pay dividends in cash, or you may use them to pay premiums or leave them to accumulate with interest; but unless you use all dividends we pay on an Extra Ordinary Life Policy to purchase paid-up additions, the term insurance portion of the Extra Life Protection will be terminated. See "Extra Ordinary Life Policy", p. 12. We hold dividends you leave to accumulate with interest in our general account and we will credit them with a rate of interest we determine annually. The interest rate will not be less than an annual effective rate of 3-l/2%. If a Whole Life Policy or an Extra Ordinary Life Policy is in force as reduced fixed benefit paid-up insurance, dividends to purchase fixed benefit paid-up additions. See "Extended Term and Paid-Up Insurance", p. 15.

POLICY LOANS

You may borrow up to 90% of a Policy's cash value using the Policy as security. The limit is 75% of the cash value during the first two Policy years. If a Policy loan is already outstanding, we determine the maximum amount for any new loan by applying these percentage limitations to the amount of cash value which the Policy would have if there were no loan. You may take loan proceeds in cash or, for the Whole Life and Extra Ordinary Life Policies, you may use them to pay premiums on the Policy.

Interest on a Policy loan accrues and is payable on a daily basis. We add unpaid interest to the amount of the loan. If the amount of the loan equals or exceeds the Policy's cash value, the Policy will terminate. We will send you a notice at least 31 days before the termination date. The notice will show how much you must repay to keep the Policy in force.

You select the Policy loan interest rate. A specified annual effective rate of 8% is one choice. The other choice is a variable rate based on a corporate bond yield index. We will adjust the variable rate annually. It will not be less than 5%.

We will take the amount of a Policy loan, including interest as it accrues, from the Account divisions in proportion to the amounts in the divisions. We will transfer the amounts withdrawn to our general account and will credit those amounts on a daily basis with an annual earnings rate equal to the Policy loan interest rate less a charge for the mortality and expense risks we have assumed and for expenses, including taxes. The aggregate charge is currently at the annual rate of .85% for the 8% specified Policy loan interest rate and .85% for the variable Policy loan interest rate. For example, the earnings rate corresponding to the specified 8% Policy loan interest rate is currently 7.15%. A Policy loan, even if you repay it, will have a permanent effect on the Policy's variable insurance amount and cash value because the amounts you have borrowed will not participate in the Account's investment results while the loan is outstanding. The effect may be either favorable or unfavorable depending on whether the earnings rate credited to the loan amount is higher or lower than the rate credited to the unborrowed amount left in the Account.

For example, using the Policy illustrated on page 48 and the 6% hypothetical gross rate for the Account (equivalent to a net rate of 4.64%), and assuming a Policy loan of $3,165 (90% of the cash value) at the end of Policy year 5, with the 8% Policy loan interest rate (corresponding to a net earnings rate of 7.15%), the loan will affect the variable insurance amount and cash value (before subtracting the loan amount and interest) at the end of the next three Policy years as follows:


                  Variable
                  Insurance
                   Amount               Cash Value
               ----------------       ---------------
    End of     Without    With        Without   With
Policy Year      Loan     Loan         Loan     Loan
-----------     ------   ------       ------   ------
5.............  $177     $   177      $3,517   $3,517
6.............  $256     $   488      $4,489   $4,571
7.............  $349     $   807      $5,514   $5,681
8.............  $456     $ 1,134      $6,597   $6,852

The difference results from the fact that the earnings rate for the amount of the loan is 7.15% rather than the net rate of 4.64% for the Account.

You may repay a Policy loan, and any accrued interest outstanding, in whole or in part, at any time. We will credit payments as of the date we receive them and we will transfer those amounts from our general account to the Account divisions, in proportion to the amounts in the divisions, as of the same date.

EXTENDED TERM AND PAID-UP INSURANCE

If a premium for a Whole Life Policy or an Extra Ordinary Life Policy is not paid within the 31-day grace period (see "Grace Period", P. 7), you may use the cash value to provide a reduced amount of either fixed or variable benefit paid-up insurance. If you choose neither of these options, and do not surrender the Policy, the insurance will remain in force as extended term insurance.

If you use the cash value to provide a reduced amount of fixed benefit paid-up insurance or for extended term insurance we will transfer the amount of the cash value from the Account to our general account. Thereafter the Policy will not participate in the Account's investment results unless the Policy is subsequently reinstated. See "Reinstatement", below. You may select variable benefit paid-up insurance only if the Policy meets a $1,000 cash value minimum test.

You must select paid-up insurance within three months after the due date of the first unpaid premium. We determine the amount of paid-up insurance by the amount of cash value and the age and sex of the insured, using the table of net single premiums at the attained age. Fixed benefit paid-up insurance has guaranteed cash and loan values. Paid-up insurance remains in force for the lifetime of the insured unless the Policy is surrendered.

If the Policy remains in force as extended term insurance the amount of insurance will equal the Total Death Benefit prior to the date the premium was due. The amount of cash value and the age and sex of the insured will determine how long the insurance continues. We will, upon your request, tell you the amount of insurance and how long the term will be. Extended term insurance is not available if the Policy was issued with a higher premium for extra mortality risk. Extended term insurance has a cash value but no loan value.

Using the Policy illustrated on pages 47 and 49 and assuming the 0% and 12% hypothetical gross rates for the Account, the cash value of $3,009 or $4,097 at the end of Policy year 5 would provide the following amounts of reduced paid-up insurance or $100,000 of extended term insurance for the following periods:

                                  0%           12%
                              -----------  -----------
Reduced Paid-up                 $10,145        $13,814
  Insurance..................
Extended Term Insurance...... 6 Years and   9 Years and
                                347 Days      37 Days

REINSTATEMENT

If a premium for a Whole Life Policy or an Extra Ordinary Life Policy is due and remains unpaid after the grace period expires, the Policy may be reinstated within five years after the premium due date. The insured must provide satisfactory evidence of insurability. We may require substantial payment. The Policy may not be reinstated if you have surrendered it for its cash value.

RIGHT TO EXCHANGE FOR A FIXED BENEFIT POLICY

You may exchange a Policy for a fixed benefit policy if either of the mutual funds changes its investment adviser or if there is a material change in the investment policies of a Portfolio or Fund. We will give you notice of any such change and you will have 60 days to make the exchange.

OTHER POLICY PROVISIONS


OWNER. The owner is identified in the Policy. The owner may exercise all rights under the Policy while the insured is living. Ownership may be transferred to another. Written proof of the transfer must be received by Northwestern Mutual at its Home Office. In this prospectus "you" means the owner of a Policy.


BENEFICIARY. The beneficiary is the person to whom the death benefit is payable. The beneficiary is named in the application. After the Policy is issued you may change the beneficiary in accordance with the Policy provisions.

INCONTESTABILITY. We will not contest a Policy after it has been in force during the lifetime of the insured for two years from the date of issue.

SUICIDE. If the insured dies by suicide within one year from the date of issue, the amount payable under the Policy will be limited to the premiums paid.

MISSTATEMENT OF AGE OR SEX. If the age or sex of the insured has been misstated, we will adjust benefits under a Policy to reflect the correct age and sex.

COLLATERAL ASSIGNMENT. You may assign a Policy as collateral security. We are not responsible for the validity or effect of a collateral assignment and will not be deemed to know of an assignment before receipt of the assignment in writing at our Home Office.

PAYMENT PLANS. The Policy provides a variety of payment plans for Policy benefits. Any Northwestern Mutual agent authorized to sell the Policies can explain these provisions on request.

DEFERRAL OF DETERMINATION AND PAYMENT. So long as premiums have been paid when due, we will ordinarily pay Policy benefits within seven days after we receive all required documents at our Home Office. However, we may defer determination and payment of benefits during any period when it is not reasonably practicable to value securities because the New York Stock Exchange is closed or an emergency exists or the Securities and Exchange Commission, by order, permits deferral for the protection of policyowners.

If a Whole Life Policy or an Extra Ordinary Life Policy is continued in force as extended term or reduced paid-up insurance, we have the right to defer payment of the cash value for up to six months from the date of a Policy loan or surrender. If payment is deferred for 30 days or more we will pay interest at an annual effective rate of 4%.

VOTING RIGHTS

We are the owner of the mutual fund shares in which all assets of the Account are invested. As the owner of the shares we will exercise our right to vote the shares to elect directors of the funds, to vote on matters required to be approved or ratified by mutual fund shareholders under the Investment Company Act of 1940 and to vote on any other matters that may be presented to any shareholders' meeting of the funds. However, we will vote the mutual fund shares held in the Account in accordance with instructions from owners of the Policies. We will vote any shares held in our general account in the same proportions as the shares for which voting instructions are received. If the applicable laws or regulations change so as to permit us to vote the shares in our own discretion, we may elect to do so.

The number of mutual fund shares for each division of the Account for which the owner of a Policy may give instructions is determined by dividing the amount of the Policy's cash value apportioned to that division, if any, by the per share value for the corresponding Portfolio or Fund. The number will be determined as of a date we choose, but not more than 90 days before the shareholders' meeting. Fractional votes are counted. We will solicit voting instructions with written materials at least 14 days before the meeting. We will vote shares as to which we receive no instructions in the same proportion as the shares as to which we receive instructions.

We may, if required by state insurance officials, disregard voting instructions which would require mutual fund shares to be voted for a change in the sub-classification or investment objectives of a Portfolio or Fund, or to approve or disapprove an investment advisory agreement for either of the mutual funds. We may also disregard voting instructions that would require changes in the investment policy or investment adviser for either a Portfolio or a Fund, provided that we reasonably determine to take this action in accordance with applicable federal law. If we disregard voting instructions we will include a summary of the action and reasons therefor in the next semiannual report to the owners of the Policies.

SUBSTITUTION OF FUND SHARES AND OTHER CHANGES

If, in our judgment, a Portfolio or Fund becomes unsuitable for continued use with the Policies because of a change in investment objectives or restrictions, we may substitute shares of another Portfolio or Fund or another mutual fund. Any substitution of shares will be subject to any required approval of the Securities and Exchange Commission, the Wisconsin Commissioner of Insurance or other regulatory authority. We have also reserved the right, subject to applicable federal and state law, to operate the Account or any of its divisions as a management company under the Investment Company Act of 1940, or in any other form permitted, or to terminate registration of the Account if registration is no longer required, and to change the provisions of the Policies to comply with any applicable laws.

REPORTS

For each Policy year (unless a Whole Life Policy or an Extra Ordinary Life Policy is in force as extended term or fixed benefit paid-up insurance) you will receive a statement showing the death benefit, cash value and any Policy loan (including interest charged) as of the anniversary date. You will also receive annual and semiannual reports for the Account and both of the mutual funds, including financial statements.

SPECIAL POLICY FOR EMPLOYERS

The premium for the standard Policy is based in part on the sex of the insured. The standard annuity rates for payment plans which last for the lifetime of the payee are also based, in part, on the sex of the payee. For certain situations where the insurance involves an employer sponsored benefit plan or arrangement, federal law and the laws of certain states may require that premiums and annuity rates be determined without regard to sex. Special Whole Life Policies, Extra Ordinary Life Policies and Single Premium Life Policies are available for this purpose. You are urged to review any questions in this area with qualified counsel.

DISTRIBUTION OF THE POLICIES


We sell the Policies through individuals who are licensed life insurance agents appointed by Northwestern Mutual and are registered representatives of Northwestern Mutual Investment Services, LLC ("NMIS"), our wholly-owned subsidiary. NMIS is a registered broker-dealer under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers. NMIS was organized in 1968 and is a Wisconsin limited liability company. Its address is 720 East Wisconsin Avenue, Milwaukee, Wisconsin 53202. The Internal Revenue Service Employer Identification Number of NMIS is 39-0509570.


Commissions paid to the agents on sales of the Whole Life and Extra Ordinary Life Policies will not exceed 55% of the premium for the first year, 9% of the premium for the second and third years, 6% of the premium for the fourth through seventh years and 3% of the premium for the eighth through tenth years. Thereafter a persistency fee of 2% of premiums may be paid to the agent. For the Single Premium Life Policies commissions are 2-3/4% of the premium.

Agents who meet certain productivity and persistency standards receive additional compensation. We may pay new agents differently during a training period. General agents and district agents who are registered representatives of NMIS and have supervisory responsibility for sales of the Policies receive commission overrides and other compensation.

TAX TREATMENT OF POLICY BENEFITS

The Policies are "life insurance contracts" as that term is defined in sections 7702 and 817(h) of the Internal Revenue Code. Increases in cash value under a Policy are not taxable until actual surrender of the Policy. Upon surrender, the amount received is taxable at ordinary income rates under section 72(e) of the Code to the extent it exceeds the amount of the premiums paid under the Policy less any dividends or other amounts previously received tax-free (basis of the Policy). Death benefits are excludable from the beneficiary's gross income under section l0l(a) of the Code.


Loans received under the Policies (except certain Single Premium Life Policies) will not constitute income to the owner until the loans are extinguished by surrender or lapse.

For Single Premium Life Policies issued after June 20, 1988, partial withdrawals, Policy loans and dividends paid in cash are taxable as income to the extent the cash value of the Policy exceeds the basis of the Policy. The taxable portion of these distributions would also be subject to a 10% penalty if received prior to age 59 1/2, disability or annuitization. For purposes of determining taxable income, all Single Premium Life Policies (including any fixed dollar single premium policies or other modified endowment contracts under
Section 7702A) issued by Northwestern Mutual to the Policy owner during the same calendar year are aggregated.


Federal estate and state and local estate, inheritance and other tax consequences of ownership or receipt of Policy proceeds depend upon the circumstances of each Policy owner or beneficiary.

The foregoing summary does not purport to be complete or to cover all situations. You should consult counsel and other competent advisers for more complete information.

--------------------------------------------------------------------------------
OTHER INFORMATION

MANAGEMENT


Northwestern Mutual is managed by a Board of Trustees. The Trustees and senior officers of Northwestern Mutual and their positions including Board committee memberships, and their principal occupations, are as follows:

TRUSTEES

NAME                                                    PRINCIPAL OCCUPATION DURING LAST FIVE YEARS
----                                                    -------------------------------------------
R. Quintus Anderson (A)..............................   Chairman, Aarque Capital Corporation since 1997; prior
                                                        thereto, Chairman, The Aarque Companies, Jamestown, NY
                                                        (diversified metal products manufacturing)

Edward E. Barr (HR)..................................   Chairman, Sun Chemical Corporation, Fort Lee, New Jersey
                                                        (graphic arts) since 1998; prior thereto, President and
                                                        Chief Executive Officer.  President and Chief Executive
                                                        Officer, DIC Americas, Inc., Fort Lee, NJ

Gordon T. Beaham, III (OT)...........................   Chairman of the Board and President, Faultless Starch/Bon
                                                        Ami Company, Kansas City, MO (consumer products
                                                        manufacturer)

Robert C. Buchanan (A, E, F).........................   President and Chief Executive Officer, Fox Valley
                                                        Corporation, Appleton, WI (manufacturer of gift wrap and
                                                        writing paper)

George A. Dickerman (AM).............................   Chairman Emeritus, Spalding Sports Worldwide, Chicopee, MA
                                                        (manufacturer of sporting equipment) since 1999; Chairman
                                                        of the Board from 1998 to 1999; prior thereto, President

Pierre S. du Pont (AM)...............................   Attorney, Richards, Layton and Finger, Wilmington, DE

James D. Ericson (AM, E, F, HR, OT)..................   Chairman and Chief Executive Officer of Northwestern
                                                        Mutual since 2000; prior thereto, President and Chief
                                                        Executive Officer

J. E. Gallegos (A)...................................   Attorney at Law; President, Gallegos Law Firm, Santa Fe, NM

Stephen N. Graff (A, F)..............................   Retired Partner, Arthur Andersen LLP (public accountants),
                                                        Milwaukee, WI

Patricia Albjerg Graham (HR).........................   Professor, Graduate School of Education, Harvard
                                                        University, Cambridge, MA, and President, The Spencer
                                                        Foundation (social and behavioral sciences)

Stephen F. Keller (HR)...............................   Attorney.  Former Chairman, Santa Anita Realty
                                                        Enterprises, Los Angeles, CA, since 1997; prior thereto,
                                                        Chairman

Barbara A. King (AM).................................   President, Landscape Structures, Inc., Delano, MN
                                                        (manufacturer of playground equipment)

J. Thomas Lewis (HR).................................   Attorney (retired), New Orleans, LA since 1998; prior
                                                        thereto, Attorney with Monroe & Lehmann, New Orleans, LA

Daniel F. McKeithan, Jr. (E, F, HR)..................   President, Tamarack Petroleum Company, Inc., Milwaukee, WI
                                                        (operator of oil and gas wells); President, Active
                                                        Investor Management, Inc., Milwaukee, WI

Guy A. Osborn (E, F, OT).............................   Retired Chairman of Universal Foods Corporation,
                                                        Milwaukee, WI since 1997; prior thereto, Chairman and
                                                        Chief Executive Officer

Timothy D. Proctor (A)...............................   Group General Counsel, Diageo plc since 2000 (multinational branded food and drink company); Director, Worldwide Human
                                                        Resources of Glaxo Wellcome plc from 1998 to 1999
                                                        (pharmaceuticals); prior thereto, Senior Vice President
                                                        Human Resources, General Counsel & Secretary

H. Mason Sizemore, Jr. (AM)..........................   President and Chief Operating Officer, The Seattle Times,
                                                        Seattle, WA (publishing)

Harold B. Smith (OT).................................   Chairman, Executive Committee, Illinois Tool Works, Inc.,
                                                        Chicago, IL (engineered components and industrial systems
                                                        and consumables)

Sherwood H. Smith, Jr. (AM)..........................   Chairman Emeritus of Carolina Power & Light since 1999;
                                                        Chairman of the Board from 1997 to 1999; prior thereto,
                                                        Chairman of the Board and Chief Executive Officer

Peter M. Sommerhauser (E, F, OT).....................   Partner, Godfrey & Kahn, S.C., Milwaukee, WI (attorneys)

John E. Steuri (OT)..................................   Chairman, Advanced Thermal Technologies, Little Rock, AR
                                                        since 1997 (heating, air-conditioning and humidity
                                                        control).  Retired since 1996 as Chairman and Chief
                                                        Executive Officer of ALLTEL Information Services, Inc.,
                                                        Little Rock, AR (application software)

John J. Stollenwerk (AM, E, F).......................   President and Chief Executive Officer, Allen-Edmonds Shoe
                                                        Corporation, Port Washington, WI

Barry L. Williams (HR)...............................   President and Chief Executive Officer of Williams Pacific
                                                        Ventures, Inc., San Francisco, CA (venture capital
                                                        consulting)

Kathryn D. Wriston (A)...............................   Director of various corporations, New York, NY

Edward J. Zore.......................................   President of Northwestern Mutual since 2000; prior
                                                        thereto, Executive Vice President

A   - Member, Audit Committee                    F   - Member, Finance Committee
AM  - Member, Agency and Marketing               HR  - Member, Human Resources and Public Policy Committee
       Committee                                 OT  - Member, Operations and Technology Committee
E   - Member, Executive Committee

SENIOR OFFICERS (OTHER THAN TRUSTEES)

                                                POSITION WITH
                NAME                          NORTHWESTERN MUTUAL
------------------------------------- ------------------------------------
John M. Bremer                        Senior Executive Vice President
                                         and Secretary
Peter W. Bruce                        Senior Executive Vice President
Deborah A. Beck                       Executive Vice President
William H. Beckley                    Executive Vice President
Mark G. Doll                          Senior Vice President
Richard L. Hall                       Senior Vice President
William C. Koenig                     Senior Vice President and Chief
                                        Actuary
Donald L. Mellish                     Senior Vice President
Bruce L. Miller                       Executive Vice President
Mason G. Ross                         Senior Vice President
John E. Schlifske                     Senior Vice President
Leonard F. Stecklein                  Senior Vice President
Frederic H. Sweet                     Senior Vice President
Walter J. Wojcik                      Senior Vice President
Gary E. Long                          Vice President and Controller



REGULATION

We are subject to the laws of Wisconsin governing insurance companies and to regulation by the Wisconsin Commissioner of Insurance. We file an annual statement in a prescribed form with the Department of Insurance on or before March 1 in each year covering operations for the preceding year and including financial statements. Regulation by the Wisconsin Insurance Department includes periodic examination to determine solvency and compliance with insurance laws. We are also subject to the insurance laws and regulations of the other jurisdictions in which we are licensed to operate.

LEGAL PROCEEDINGS

We are engaged in litigation of various kinds which in our judgment is not of material importance in relation to our total assets. There are no legal proceedings pending to which the Account is a party.

REGISTRATION STATEMENT


We have filed a registration statement with the Securities and Exchange Commission, Washington, D.C. under the Securities Act of 1933, as amended, with respect to the Policies. This prospectus does not contain all the information set forth in the registration statement. A copy of the omitted material is available from the main office of the SEC in Washington, D.C. upon payment of the prescribed fee. Further information about the Policies is also available from the Home Office of Northwestern Mutual. The address and telephone number are on the cover of this prospectus.


EXPERTS


The financial statements of Northwestern Mutual as of December 31, 1999 and 1998 and for each of the three years in the period ended December 31, 1999 and of the Account as of December 31, 1999 and for each of the two years in the period ended December 31, 1999 included in this prospectus have been so included in reliance on the reports of PricewaterhouseCoopers LLP, independent accountants, given on the authority of said firm as experts in auditing and accounting. Actuarial matters included in this prospectus have been examined by William C. Koenig, F.S.A., Senior Vice President and Chief Actuary of Northwestern Mutual. His opinion is filed as an exhibit to the registration statement.

[PRICEWATERHOUSECOOPERS LETTERHEAD]

Report of Independent Accountants

To the Northwestern Mutual Life Insurance Company and
Contract Owners of Northwestern Mutual Variable Life Account

In our opinion, the accompanying combined statement of assets and liabilities and the related combined and separate statements of operations and of changes in equity present fairly, in all material respects, the financial position of Northwestern Mutual Variable Life Account and the Small Cap Growth Stock Division, Aggressive Growth Stock Division, International Equity Division, Index 400 Stock Division, Growth Stock Division, Growth & Income Stock Division, Index 500 Stock Division, Balanced Division, High Yield Bond Division, Select Bond Division, Money Market Division, Russell Multi-Style Equity Division, Russell Aggressive Equity Division, Russell Non-U.S. Division, Russell Real Estate Securities Division and Russell Core Bond Division thereof at December 31, 1999, the results of each of their operations for each of the two years or the period then ended and the changes in each of their equity for the two years or the period then ended in conformity with accounting principles generally accepted in the United States. These financial statements are the responsibility of The Northwestern Mutual Life Insurance Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included direct confirmation of the number of shares owned at December 31, 1999 with Northwestern Mutual Series Fund, Inc. and the Russell Insurance Funds, provide a reasonable basis for the opinion expressed above.

/s/ PricewaterhouseCoopers LLP

Milwaukee, Wisconsin
January 27, 2000

                                       21                    Accountants' Report

NORTHWESTERN MUTUAL VARIABLE LIFE ACCOUNT
Statement of Assets and Liabilities
December 31, 1999
(in thousands)


 ASSETS
   Investments at Market Value:
     Northwestern Mutual Series Fund, Inc.
       Small Cap Growth Stock
          4,228 shares (cost $6,122).........................    $  7,561
       Aggressive Growth Stock
          42,894 shares (cost $135,037)......................     206,058
       International Equity
          68,837 shares (cost $110,160)......................     122,508
       Index 400 Stock
          3,839 shares (cost $3,940).........................       4,260
       Growth Stock
          47,373 shares (cost $92,844).......................     125,759
       Growth and Income Stock
          66,188 shares (cost $96,173).......................     103,251
       Index 500 Stock
          84,461 shares (cost $220,153)......................     328,044
       Balanced
          84,819 shares (cost $140,282)......................     188,428
       High Yield Bond
          21,865 shares (cost $22,132).......................      17,965
       Select Bond
          13,558 shares (cost $16,226).......................      15,328
       Money Market
          67,006 shares (cost $67,006).......................      67,400
     Russell Insurance Funds
       Multi-Style Equity
          819 shares (cost $13,258)..........................      13,738
       Aggressive Equity
          401 shares (cost $4,918)...........................       5,356
       Non-U.S.
          395 shares (cost $5,025)...........................       5,609
       Real Estate Securities
          131 shares (cost $1,160)...........................       1,151
       Core Bond
          159 shares (cost $1,580)...........................       1,536    $1,213,952
                                                                 --------
   Due from Sale of Fund Shares..............................                     1,180
   Due from Northwestern Mutual Life Insurance Company.......                     1,736
                                                                             ----------
            Total Assets.....................................                $1,216,868
                                                                             ==========

 LIABILITIES
   Due to Northwestern Mutual Life Insurance Company.........                $    1,180
   Due on Purchase of Fund Shares............................                     1,736
                                                                             ----------
            Total Liabilities................................                     2,916
                                                                             ----------

 EQUITY (NOTE 8)
   Variable Life Policies Issued Before October 11, 1995.....                   479,924
   Variable Complife Policies Issued On or After October 11,
     1995....................................................                   717,227
   Variable Executive Life Policies Issued On or After March
     2, 1998.................................................                     7,901
   Variable Joint Life Policies Issued On or After December
     10, 1998................................................                     8,900
                                                                             ----------
            Total Equity.....................................                 1,213,952
                                                                             ----------
            Total Liabilities and Equity.....................                $1,216,868
                                                                             ==========

    The Accompanying Notes are an Integral Part of the Financial Statements

Variable Life Financial Statements     22

NML VARIABLE LIFE ACCOUNT

           Statement of Operations                                                  SMALL CAP
               (in thousands)                                                      GROWTH STOCK           AGGRESSIVE GROWTH
                                                           COMBINED                 DIVISION#               STOCK DIVISION
                                                 ----------------------------      ------------      ----------------------------
                                                                                    SIX MONTHS
                                                  YEAR ENDED      YEAR ENDED          ENDED           YEAR ENDED      YEAR ENDED
                                                 DECEMBER 31,    DECEMBER 31,      DECEMBER 31,      DECEMBER 31,    DECEMBER 31,
                                                     1999            1998              1999              1999            1998
---------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
  Dividend Income............................      $ 60,160        $24,922            $  239           $ 4,628          $3,287
  Mortality and Expense Risks................         4,044          2,755                 5               605             424
  Taxes......................................         1,737          1,178                 3               259             181
                                                   --------        -------            ------           -------          ------
  Net Investment Income......................        54,379         20,989               231             3,764           2,682
                                                   --------        -------            ------           -------          ------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Realized Gain (Loss) on Investments........         7,370          4,332                --             1,888             523
  Unrealized Appreciation (Depreciation) of
    Investments During the Period............       115,169         68,780             1,440            54,225           4,928
                                                   --------        -------            ------           -------          ------
  Net Gain (Loss) on Investments.............       122,539         73,112             1,440            56,113           5,451
                                                   --------        -------            ------           -------          ------
  Increase (Decrease) in Equity Derived from
    Investment Activity......................      $176,918        $94,101            $1,671           $59,877          $8,133
                                                   ========        =======            ======           =======          ======

# The initial investment in this Division was made on June 30, 1999.

    The Accompanying Notes are an Integral Part of the Financial Statements

                                       23     Variable Life Financial Statements

    INDEX 400
      STOCK                                                                             GROWTH & INCOME
    DIVISION#       INTERNATIONAL EQUITY DIVISION      GROWTH STOCK DIVISION            STOCK DIVISION
-----------------   -----------------------------   ---------------------------   ---------------------------
     SIX MONTHS
        ENDED        YEAR ENDED      YEAR ENDED      YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED
    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
        1999            1999            1998            1999           1998           1999           1998
-------------------------------------------------------------------------------------------------------------
        $ 58           $13,164         $ 3,591        $ 3,284        $   956        $ 9,123        $   537
           4               420             308            395            211            372            234
           2               180             132            170             91            159            100
        ----           -------         -------        -------        -------        -------        -------
          52            12,564           3,151          2,719            654          8,592            203
        ----           -------         -------        -------        -------        -------        -------
           4               504             284            595            143            514            220
         321             7,108          (1,424)        16,158         10,533         (3,359)        10,574
        ----           -------         -------        -------        -------        -------        -------
         325             7,612          (1,140)        16,753         10,676         (2,845)        10,794
        ----           -------         -------        -------        -------        -------        -------
        $377           $20,176         $ 2,011        $19,472        $11,330        $ 5,747        $10,997
        ====           =======         =======        =======        =======        =======        =======


              INDEX 500
           STOCK DIVISION
---  ---------------------------

      YEAR ENDED     YEAR ENDED
     DECEMBER 31,   DECEMBER 31,
         1999           1998
---  ---------------------------
       $ 5,542        $ 4,530
         1,104            671
           473            287
       -------        -------
         3,965          3,572
       -------        -------
         1,529          1,125
        42,832         31,738
       -------        -------
        44,361         32,863
       -------        -------
       $48,326        $36,435
       =======        =======

Variable Life Financial Statements     24

NML VARIABLE LIFE ACCOUNT

      Statement of Operations             BALANCED DIVISION            HIGH YIELD BOND DIVISION          SELECT BOND DIVISION
          (in thousands)             ----------------------------    ----------------------------    ----------------------------
                                      YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED
                                     DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
            (CONTINUED)                  1999            1998            1999            1998            1999            1998
---------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
  Dividend Income..................    $ 17,659        $  8,344        $ 2,112         $ 1,489         $ 1,211         $   743
  Mortality and Expense Risks......         769             681             70              53              62              51
  Taxes............................         330             292             30              22              27              22
                                       --------        --------        -------         -------         -------         -------
  Net Investment Income............      16,560           7,371          2,012           1,414           1,122             670
                                       --------        --------        -------         -------         -------         -------
REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
  Realized Gain (Loss) on
    Investments....................       2,596           1,893           (288)             47              33              97
  Unrealized Appreciation
    (Depreciation) of Investments
    During the Period..............      (1,744)         14,317         (1,879)         (1,828)         (1,386)            (58)
                                       --------        --------        -------         -------         -------         -------
  Net Gain (Loss) on Investments...         852          16,210         (2,167)         (1,781)         (1,353)             39
                                       --------        --------        -------         -------         -------         -------
  Increase (Decrease) in Equity
    Derived from Investment
    Activity.......................    $ 17,412        $ 23,581        $  (155)        $  (367)        $  (231)        $   709
                                       ========        ========        =======         =======         =======         =======

# The initial investment in this Division was made on June 30, 1999.

    The Accompanying Notes are an Integral Part of the Financial Statements

                                       25     Variable Life Financial Statements

                                        RUSSELL              RUSSELL             RUSSELL                RUSSELL
                                  MULTI-STYLE EQUITY#   AGGRESSIVE EQUITY#      NON-U.S.#       REAL ESTATE SECURITIES#
     MONEY MARKET DIVISION        -------------------   ------------------   ----------------   -----------------------
-------------------------------       SIX MONTHS            SIX MONTHS          SIX MONTHS            SIX MONTHS
     YEAR ENDED     YEAR ENDED           ENDED                ENDED               ENDED                  ENDED
    DECEMBER 31,   DECEMBER 31,      DECEMBER 31,          DECEMBER 31,        DECEMBER 31,          DECEMBER 31,
        1999           1998              1999                  1999                1999                  1999
-----------------------------------------------------------------------------------------------------------------------
       $2,507         $1,445             $381                  $ 19                $145                  $ 35
          212            122               14                     4                   5                     1
           92             51                5                     3                   2                     1
       ------         ------             ----                  ----                ----                  ----
        2,203          1,272              362                    12                 138                    33
       ------         ------             ----                  ----                ----                  ----
           --             --               (1)                   (4)                 --                    --
           --             --              484                   438                 585                    (9)
       ------         ------             ----                  ----                ----                  ----
           --             --              483                   434                 585                    (9)
       ------         ------             ----                  ----                ----                  ----
       $2,203         $1,272             $845                  $446                $723                  $ 24
       ======         ======             ====                  ====                ====                  ====

         RUSSELL
        CORE BOND#
     ----------------
---     SIX MONTHS
          ENDED
       DECEMBER 31,
           1999
---  ----------------
           $ 53
              2
              1
           ----
             50
           ----
             --
            (45)
           ----
            (45)
           ----
           $  5
           ====

Variable Life Financial Statements     26

NML VARIABLE LIFE ACCOUNT

       Statement of Changes in Equity                                               SMALL CAP
               (in thousands)                                                      GROWTH STOCK           AGGRESSIVE GROWTH
                                                           COMBINED                 DIVISION#               STOCK DIVISION
                                                 ----------------------------      ------------      ----------------------------
                                                                                    SIX MONTHS
                                                  YEAR ENDED      YEAR ENDED          ENDED           YEAR ENDED      YEAR ENDED
                                                 DECEMBER 31,    DECEMBER 31,      DECEMBER 31,      DECEMBER 31,    DECEMBER 31,
                                                     1999            1998              1999              1999            1998
---------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
  Net Investment Income......................     $   54,379       $ 20,989           $  231           $  3,764        $  2,682
  Net Realized Gain (Loss)...................          7,370          4,332               --              1,888             523
  Net Change in Unrealized Appreciation
    (Depreciation)...........................        115,169         68,780            1,440             54,225           4,928
                                                  ----------       --------           ------           --------        --------
Increase (Decrease) in Equity................        176,918         94,101            1,671             59,877           8,133
                                                  ----------       --------           ------           --------        --------
EQUITY TRANSACTIONS
  Policyowners' Net Payments.................        403,531        258,672              319             37,031          30,145
  Policy Loans, Surrenders, and Death
    Benefits.................................        (54,502)       (37,427)             (74)            (9,017)         (6,454)
  Mortality and Other (net)..................        (61,013)       (39,611)             (25)            (7,239)         (5,193)
  Transfers from Other Divisions.............        243,273        133,775            5,878             23,525          20,371
  Transfers to Other Divisions...............       (244,190)      (133,773)            (207)           (17,347)         (6,419)
                                                  ----------       --------           ------           --------        --------
Increase in Equity Derived from Equity
  Transactions...............................        287,099        181,636            5,891             26,953          32,450
                                                  ----------       --------           ------           --------        --------
Net Increase in Equity.......................        464,017        275,737            7,562             86,830          40,583
EQUITY
  Beginning of Period........................        749,935        474,198               --            119,230          78,647
                                                  ----------       --------           ------           --------        --------
  End of Period..............................     $1,213,952       $749,935           $7,562           $206,060        $119,230
                                                  ==========       ========           ======           ========        ========

# The initial investment in this Division was made on June 30, 1999.

    The Accompanying Notes are an Integral Part of the Financial Statements

                                       27     Variable Life Financial Statements

   INDEX 400
     STOCK                                                                             GROWTH & INCOME
   DIVISION#       INTERNATIONAL EQUITY DIVISION      GROWTH STOCK DIVISION            STOCK DIVISION
----------------   -----------------------------   ---------------------------   ---------------------------
     SIX MONTHS
       ENDED        YEAR ENDED      YEAR ENDED      YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED
    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
        1999           1999            1998            1999           1998           1999           1998
------------------------------------------------------------------------------------------------------------
       $   52        $ 12,564         $ 3,151        $  2,719       $   654        $  8,592       $   203
            4             504             284             595           143             514           220
          321           7,108          (1,424)         16,158        10,533          (3,359)       10,574
       ------        --------         -------        --------       -------        --------       -------
          377          20,176           2,011          19,472        11,330           5,747        10,997
       ------        --------         -------        --------       -------        --------       -------
          165          25,923          20,672          22,738        12,991          23,731        14,771
          (43)         (5,642)         (4,327)         (5,004)       (2,859)         (5,239)       (2,902)
          (27)         (4,876)         (3,785)         (4,452)       (2,494)         (4,489)       (2,847)
        4,152          19,043          15,743          33,353        16,839          22,159        17,225
         (364)        (10,533)         (5,013)         (6,373)       (2,015)         (9,185)       (3,106)
       ------        --------         -------        --------       -------        --------       -------
        3,883          23,915          23,290          40,262        22,462          26,977        23,141
       ------        --------         -------        --------       -------        --------       -------
        4,260          44,091          25,301          59,734        33,792          32,724        34,138
           --          78,417          53,116          66,025        32,233          70,527        36,389
       ------        --------         -------        --------       -------        --------       -------
       $4,260        $122,508         $78,417        $125,759       $66,025        $103,251       $70,527
       ======        ========         =======        ========       =======        ========       =======


              INDEX 500
           STOCK DIVISION
---  ---------------------------

      YEAR ENDED     YEAR ENDED
     DECEMBER 31,   DECEMBER 31,
         1999           1998
---  ---------------------------
       $  3,965       $  3,572
          1,529          1,125
         42,832         31,738
       --------       --------
         48,326         36,435
       --------       --------
         56,388         29,665
        (14,992)        (8,924)
        (10,807)        (5,367)
         72,157         37,076
        (14,168)        (5,443)
       --------       --------
         88,578         47,007
       --------       --------
        136,904         83,442
        191,141        107,699
       --------       --------
       $328,045       $191,141
       ========       ========

Variable Life Financial Statements     28

NML VARIABLE LIFE ACCOUNT

  Statement of Changes in Equity          BALANCED DIVISION            HIGH YIELD BOND DIVISION          SELECT BOND DIVISION
          (in thousands)             ----------------------------    ----------------------------    ----------------------------
                                      YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED
                                     DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
            (CONTINUED)                  1999            1998            1999            1998            1999            1998
---------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
  Net Investment Income............    $ 16,560        $  7,371        $ 2,012         $ 1,414         $ 1,122         $   670
  Net Realized Gain (Loss).........       2,596           1,893           (288)             47              33              97
  Net Change in unrealized
    Appreciation (Depreciation)....      (1,744)         14,317         (1,879)         (1,828)         (1,386)            (58)
                                       --------        --------        -------         -------         -------         -------
Increase (Decrease) in Equity......      17,412          23,581           (155)           (367)           (231)            709
                                       --------        --------        -------         -------         -------         -------
EQUITY TRANSACTIONS
  Policyowners' Net Payments.......      20,488          17,811          5,513           3,490           3,020           2,004
  Policy Loans, Surrenders, and
    Death Benefits.................      (9,916)         (8,879)          (933)           (690)           (985)           (620)
  Mortality and Other (net)........      (4,412)         (3,232)          (928)           (641)           (557)           (250)
  Transfers from Other Divisions...      16,340           7,905          3,662           5,399           3,874           3,951
  Transfers to Other Divisions.....      (9,591)         (5,398)        (3,710)         (1,476)         (2,463)         (2,217)
                                       --------        --------        -------         -------         -------         -------
Increase in Equity Derived from
  Equity Transactions..............      12,909           8,207          3,604           6,082           2,889           2,868
                                       --------        --------        -------         -------         -------         -------
Net Increase in Equity.............      30,321          31,788          3,449           5,715           2,658           3,577
EQUITY
  Beginning of Period..............     158,110         126,322         14,516           8,801          12,669           9,092
                                       --------        --------        -------         -------         -------         -------
  End of Period....................    $188,431        $158,110        $17,965         $14,516         $15,327         $12,669
                                       ========        ========        =======         =======         =======         =======

# The initial investments in this Division was made on June 30, 1999.

    The Accompanying Notes are an Integral Part of the Financial Statements

                                       29     Variable Life Financial Statements

                                        RUSSELL              RUSSELL             RUSSELL                RUSSELL
     MONEY MARKET DIVISION        MULTI-STYLE EQUITY#   AGGRESSIVE EQUITY#      NON-U.S.#       REAL ESTATE SECURITIES#
-------------------------------   -------------------   ------------------   ----------------   -----------------------
                                      SIX MONTHS            SIX MONTHS          SIX MONTHS            SIX MONTHS
     YEAR ENDED     YEAR ENDED           ENDED                ENDED               ENDED                  ENDED
    DECEMBER 31,   DECEMBER 31,      DECEMBER 31,          DECEMBER 31,        DECEMBER 31,          DECEMBER 31,
        1999           1998              1999                  1999                1999                  1999
-----------------------------------------------------------------------------------------------------------------------
     $   2,203      $   1,272           $   362               $   12              $  138                $   33
            --             --                (1)                  (4)                 --                    --
            --             --               484                  438                 585                    (9)
     ---------      ---------           -------               ------              ------                ------
         2,203          1,272               845                  446                 723                    24
     ---------      ---------           -------               ------              ------                ------
       207,164        127,123               669                   28                 254                    49
        (2,420)        (1,772)             (109)                 (34)                (48)                   (8)
       (23,000)       (15,802)             (114)                 (37)                (34)                   (8)
        13,433          9,266            13,008                5,080               4,917                 1,097
      (169,279)      (102,686)             (561)                (127)               (205)                   (6)
     ---------      ---------           -------               ------              ------                ------
        25,898         16,129            12,893                4,910               4,884                 1,124
     ---------      ---------           -------               ------              ------                ------
        28,101         17,401            13,738                5,356               5,607                 1,148
        39,300         21,899                --                   --                  --                    --
     ---------      ---------           -------               ------              ------                ------
     $  67,401      $  39,300           $13,738               $5,356              $5,607                $1,148
     =========      =========           =======               ======              ======                ======

         RUSSELL
        CORE BOND#
---  ----------------
        SIX MONTHS
          ENDED
       DECEMBER 31,
           1999
---  ----------------
          $   50
              --
             (45)
          ------
               5
          ------
              51
             (38)
              (8)
           1,595
             (71)
          ------
           1,529
          ------
           1,534
              --
          ------
          $1,534
          ======

Variable Life Financial Statements     30

NORTHWESTERN MUTUAL VARIABLE LIFE ACCOUNT
Notes to Financial Statements
December 31, 1999

NOTE 1 -- Northwestern Mutual Variable Life Account (the "Account") is registered as a unit investment trust under the Investment Company Act of 1940 and is a segregated asset account of The Northwestern Mutual Life Insurance Company ("Northwestern Mutual") used to fund variable life insurance policies.

NOTE 2 -- The preparation of the financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Principal accounting policies are summarized below.

NOTE 3 -- All assets of each Division of the Account are invested in shares of the corresponding Portfolio of Northwestern Mutual Series Fund, Inc and the Russell Insurance Funds (collectively known as "the Funds"). The shares are valued at the Funds' offering and redemption prices per share. The Funds are diversified open-end investment companies registered under the Investment Company Act of 1940.

NOTE 4 -- Dividend income from the Funds is recorded on the record date of the dividends. Transactions in the Funds shares are accounted for on the trade date. The basis for determining cost on sale of Funds shares is identified cost. Purchases and sales of the Funds shares for the period ended December 31, 1999 by each Division are shown below:

        DIVISIONS              PURCHASES        SALES
        ---------              ---------        -----
Small Cap Growth Stock....    $ 6,123,393    $     1,068
Aggressive Growth Stock...     35,131,629      4,386,856
International Equity......     38,347,289      1,854,037
Index 400 Stock...........      4,056,200        119,396
Growth Stock..............     44,024,329      1,042,030
Growth & Income Stock.....     37,069,503      1,491,279
Index 500 Stock...........     95,056,887      2,520,734
Balanced..................     35,493,036      6,023,989
High Yield Bond...........      7,296,571      1,680,853
Select Bond...............      6,205,815      2,193,634
Money Market..............     73,757,754     45,658,376
Russell Multi-Style Equity
  Fund....................     13,280,682         21,745
Russell Aggressive Equity
  Fund....................      5,000,413         77,631
Russell Non-U.S. Fund.....      5,030,954          6,175
Russell Real Estate
  Securities Fund.........      1,160,771            619
Russell Core Bond Fund....      1,664,332         84,103

NOTE 5 -- A deduction for mortality and expense risks is determined daily and paid to Northwestern Mutual. Generally, for Variable Life policies issued before October 11, 1995, and Variable Complife policies issued on or after October 11, 1995 the deduction is at an annual rate of .50% and .60%, respectively, of the net assets of the Account. A deduction for the mortality and expense risks for the Variable Executive Life policies issued on or after March 3, 1998 is determined monthly at an annual rate of .75% of the amount invested in the Account for the Policy for the first ten Policy years, and .30% thereafter. The mortality risk is that insureds may not live as long as estimated. The expense risk is that expenses of issuing and administering the policies may exceed the estimated costs.

Certain deductions are also made from the annual, single or other premiums before amounts are allocated to the Account. These deductions are for (1) sales load, (2) administrative expenses, (3) taxes and (4) a risk charge for the guaranteed minimum death benefit.

Additional mortality costs are deducted from the policy annually and are paid to Northwestern Mutual to cover the cost of providing insurance protection. This cost is actuarially calculated based upon the insured's age, the 1980 Commissioners Standard Ordinary Mortality Table and the amount of insurance provided under the policy.

NOTE 6 -- Northwestern Mutual is taxed as a "life insurance company" under the Internal Revenue Code. The variable life insurance policies which are funded in the Account are taxed as part of the operations of Northwestern Mutual. Policies provide that a charge for taxes may be made against the assets of the Account. Generally, for Variable Life policies issued before October 11, 1995, Northwestern Mutual charges the Account at an annual rate of .20% of the Account's net assets and reserves the right to increase, decrease or eliminate the charge for taxes in the future. Generally, for Variable Complife policies issued on or after October 11, 1995, and for Variable Executive Life policies issued on or after March 3, 1998, there is no charge being made against the assets of the Account for federal income taxes, but Northwestern Mutual reserves the right to charge for taxes in the future.

NOTE 7 -- The Account is credited for the policyowners' net annual premiums at the respective policy anniversary dates regardless of when policyowners actually pay their premiums. Northwestern Mutual's equity represents any unpaid portion of net annual premiums. This applies to Variable Life and Variable Complife policies only.

                                       31          Notes to Financial Statements

NORTHWESTERN MUTUAL VARIABLE LIFE ACCOUNT
Notes to Financial Statements
December 31, 1999
(in thousands)

NOTE 8 -- Equity Values by Division are shown below:

                                               VARIABLE LIFE                                VARIABLE COMPLIFE
                                              POLICIES ISSUED                                POLICIES ISSUED
                                          BEFORE OCTOBER 11, 1995                     ON OR AFTER OCTOBER 11, 1995
                                                EQUITY OF:                                     EQUITY OF:
                                         -------------------------       TOTAL        -----------------------------       TOTAL
                                         POLICYOWNERS        NML         EQUITY       POLICYOWNERS           NML          EQUITY
                                         ----------------------------------------------------------------------------------------
Small Cap Growth Stock.................    $  2,395        $    90      $  2,485        $  3,094          $  1,599       $  4,693
Aggressive Growth Stock................      60,387          3,459        63,846         115,775            25,627        141,402
International Equity...................      40,534          2,738        43,272          62,788            15,362         78,150
Index 400 Stock........................         920             49           969           1,710             1,334          3,044
Growth Stock...........................      31,720          1,600        33,320          70,935            19,665         90,600
Growth and Income Stock................      28,633          1,702        30,335          56,046            16,098         72,144
Index 500 Stock........................     124,843          5,072       129,915         149,358            44,339        193,697
Balanced...............................     145,265          4,576       149,841          28,647             8,243         36,890
High Yield Bond........................       4,049            332         4,381          10,475             2,941         13,416
Select Bond............................       7,403            386         7,789           5,475             1,478          6,953
Money Market...........................       8,133            372         8,505          23,834            32,439         56,273
Russell Multi-Style Equity.............       2,095             91         2,186           6,289             3,973         10,262
Russell Aggressive Equity..............       1,248             54         1,302           2,141             1,591          3,732
Russell Non-U.S. ......................       1,029             42         1,071           2,659             1,460          4,119
Russell Real Estate Securities.........         302             12           314             469               324            793
Russell Core Bond......................         368             25           393             761               298          1,059
                                           --------        -------      --------        --------          --------       --------
                                           $459,324        $20,600      $479,924        $540,456          $176,771       $717,227
                                           ========        =======      ========        ========          ========       ========

                                                             VARIABLE EXECUTIVE LIFE              VARIABLE JOINT LIFE
                                                                 POLICIES ISSUED                    POLICIES ISSUED
                                                            ON OR AFTER MARCH 2, 1998        ON OR AFTER DECEMBER 10, 1998
                                                            --------------------------       -----------------------------
                                                                      TOTAL                              TOTAL
                                                                      EQUITY                            EQUITY
                                                            --------------------------------------------------------------
Small Cap Growth Stock....................................            $    1                            $  374
Aggressive Growth Stock...................................               441                               420
International Equity......................................               687                               393
Index 400 Stock...........................................               193                                52
Growth Stock..............................................               934                               897
Growth and Income Stock...................................               122                               648
Index 500 Stock...........................................             1,965                             2,453
Balanced..................................................             1,429                               266
High Yield Bond...........................................               127                                41
Select Bond...............................................               503                                85
Money Market..............................................             1,024                             1,598
Russell Multi-Style Equity................................               190                             1,095
Russell Aggressive Equity.................................               164                               155
Russell Non-U.S. .........................................               113                               304
Russell Real Estate Securities............................                 2                                42
Russell Core Bond.........................................                 6                                77
                                                                      ------                            ------
                                                                      $7,901                            $8,900
                                                                      ======                            ======

Notes to Financial Statements          32

THE NORTHWESTERN MUTUAL LIFE INSURANCE COMPANY
Consolidated Statement of Financial Position
(in millions)

The following financial statements of Northwestern Mutual should be considered only as bearing upon the ability of Northwestern Mutual Life to meet its obligations under the Policies.

                                                                    DECEMBER 31,
                                                                ---------------------
                                                                 1999          1998
-------------------------------------------------------------------------------------
ASSETS
  Bonds.....................................................    $36,792       $34,888
  Common and preferred stocks...............................      7,108         6,062
  Mortgage loans............................................     13,416        12,250
  Real estate...............................................      1,666         1,481
  Policy loans..............................................      7,938         7,580
  Other investments.........................................      3,443         2,353
  Cash and temporary investments............................      1,159         1,275
                                                                -------       -------
    TOTAL INVESTMENTS.......................................     71,522        65,889
  Due and accrued investment income.........................        893           827
  Other assets..............................................      1,409         1,313
  Separate account assets...................................     12,161         9,966
                                                                -------       -------
    TOTAL ASSETS............................................    $85,985       $77,995
                                                                =======       =======
LIABILITIES AND SURPLUS
  Reserves for policy benefits..............................    $56,246       $51,815
  Policy benefit and premium deposits.......................      1,746         1,709
  Policyowner dividends payable.............................      3,100         2,870
  Interest maintenance reserve..............................        491           606
  Asset valuation reserve...................................      2,371         1,994
  Income taxes payable......................................      1,192         1,161
  Other liabilities.........................................      3,609         3,133
  Separate account liabilities..............................     12,161         9,966
                                                                -------       -------
    TOTAL LIABILITIES.......................................     80,916        73,254
  Surplus...................................................      5,069         4,741
                                                                -------       -------
    TOTAL LIABILITIES AND SURPLUS...........................    $85,985       $77,995
                                                                =======       =======

   The Accompanying Notes are an Integral Part of these Financial Statements

                                    Consolidated Statement of Financial Position

THE NORTHWESTERN MUTUAL LIFE INSURANCE COMPANY
Consolidated Statement of Operations
(in millions)

                                                              FOR THE YEAR ENDED DECEMBER 31,
                                                              -------------------------------
                                                               1999        1998        1997
---------------------------------------------------------------------------------------------
REVENUE
  Premiums and deposits.....................................  $ 8,344     $ 8,021     $ 7,294
  Net investment income.....................................    4,766       4,536       4,171
  Other income..............................................      970         922         861
                                                              -------     -------     -------
      TOTAL REVENUE.........................................   14,080      13,479      12,326
                                                              -------     -------     -------
BENEFITS AND EXPENSES
  Benefit payments to policyowners and beneficiaries........    4,023       3,602       3,329
  Net additions to policy benefit reserves..................    4,469       4,521       4,026
  Net transfers to separate accounts........................      516         564         566
                                                              -------     -------     -------
      TOTAL BENEFITS........................................    9,008       8,687       7,921
  Operating expenses........................................    1,287       1,297       1,138
                                                              -------     -------     -------
      TOTAL BENEFITS AND EXPENSES...........................   10,295       9,984       9,059
                                                              -------     -------     -------
      GAIN FROM OPERATIONS BEFORE DIVIDENDS AND TAXES.......    3,785       3,495       3,267
Policyowner dividends.......................................    3,091       2,869       2,636
                                                              -------     -------     -------
      GAIN FROM OPERATIONS BEFORE TAXES.....................      694         626         631
Income tax expense..........................................      203         301         356
                                                              -------     -------     -------
      NET GAIN FROM OPERATIONS..............................      491         325         275
Net realized capital gains..................................      846         484         414
                                                              -------     -------     -------
      NET INCOME............................................  $ 1,337     $   809     $   689
                                                              =======     =======     =======

   The Accompanying Notes are an Integral Part of these Financial Statements

Consolidated Statement of Operations   34

THE NORTHWESTERN MUTUAL LIFE INSURANCE COMPANY
Consolidated Statement of Changes in Surplus
(in millions)

                                                                       FOR THE YEAR ENDED
                                                                          DECEMBER 31,
                                                                --------------------------------
                                                                 1999         1998         1997
------------------------------------------------------------------------------------------------
BEGINNING OF YEAR...........................................    $4,741       $4,101       $3,515
  Net income................................................     1,337          809          689
  Increase (decrease) in net unrealized gains...............       213         (147)         576
  Increase in investment reserves...........................      (377)         (20)        (526)
  Charge-off of goodwill (Note 7)...........................      (842)          --           --
  Other, net................................................        (3)          (2)        (153)
                                                                ------       ------       ------
  NET INCREASE IN SURPLUS...................................       328          640          586
                                                                ------       ------       ------
END OF YEAR BALANCE.........................................    $5,069       $4,741       $4,101
                                                                ======       ======       ======

   The Accompanying Notes are an Integral Part of these Financial Statements

                                    Consolidated Statement of Changes in Surplus

THE NORTHWESTERN MUTUAL LIFE INSURANCE COMPANY
Consolidated Statement of Cash Flows
(in millions)

                                                                  FOR THE YEAR ENDED DECEMBER 31,
                                                                -----------------------------------
                                                                 1999          1998          1997
---------------------------------------------------------------------------------------------------
CASH FLOWS FROM OPERATING ACTIVITIES
  Insurance and annuity premiums............................    $ 9,260       $ 8,876       $ 8,093
  Investment income received................................      4,476         4,216         3,928
  Disbursement of policy loans, net of repayments...........       (358)         (416)         (360)
  Benefits paid to policyowners and beneficiaries...........     (4,012)       (3,572)       (3,316)
  Net transfers to separate accounts........................       (516)         (564)         (565)
  Policyowner dividends paid................................     (2,862)       (2,639)       (2,347)
  Operating expenses and taxes..............................     (1,699)       (1,749)       (1,722)
  Other, net................................................        (56)          (83)          124
                                                                -------       -------       -------
       NET CASH PROVIDED BY OPERATING ACTIVITIES............      4,233         4,069         3,835
                                                                -------       -------       -------
CASH FLOWS FROM INVESTING ACTIVITIES
  PROCEEDS FROM INVESTMENTS SOLD OR MATURED
     Bonds..................................................     20,788        28,720        38,284
     Common and preferred stocks............................     13,331        10,359         9,057
     Mortgage loans.........................................      1,356         1,737         1,012
     Real estate............................................        216           159           302
     Other investments......................................        830           768           398
                                                                -------       -------       -------
                                                                 36,521        41,743        49,053
                                                                -------       -------       -------
  COST OF INVESTMENTS ACQUIRED
     Bonds..................................................     22,849        30,873        41,169
     Common and preferred stocks............................     13,794         9,642         9,848
     Mortgage loans.........................................      2,500         3,135         2,309
     Real estate............................................        362           268           202
     Other investments......................................      1,864           567           359
                                                                -------       -------       -------
                                                                 41,369        44,485        53,887
                                                                -------       -------       -------
  Net increase (decrease) in securities lending and other...        499          (624)          440
                                                                -------       -------       -------
       NET CASH USED IN INVESTING ACTIVITIES................     (4,349)       (3,366)       (4,394)
                                                                -------       -------       -------
       NET (DECREASE) INCREASE IN CASH AND TEMPORARY
        INVESTMENTS.........................................       (116)          703          (559)
Cash and temporary investments, beginning of year...........      1,275           572         1,131
                                                                -------       -------       -------
Cash and temporary investments, end of year.................    $ 1,159       $ 1,275       $   572
                                                                =======       =======       =======

   The Accompanying Notes are an Integral Part of these Financial Statements

Consolidated Statement of Cash Flows   36

THE NORTHWESTERN MUTUAL LIFE INSURANCE COMPANY
Notes to Consolidated Statutory Financial Statements
December 31, 1999, 1998 and 1997

NOTE 1 -- BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The accompanying consolidated statutory financial statements include the accounts of The Northwestern Mutual Life Insurance Company ("Company") and its wholly-owned subsidiary, Northwestern Long Term Care Insurance Company ("Subsidiary"). The Company and its Subsidiary offer life, annuity, disability income and long-term care products to the personal, business, estate and tax-qualified markets.

The consolidated financial statements have been prepared using accounting policies prescribed or permitted by the Office of the Commissioner of Insurance of the State of Wisconsin ("statutory basis of accounting").

In 1998, the National Association of Insurance Commissioners ("NAIC") adopted the Codification of Statutory Accounting Principles ("Codification") guidance, which will replace the current Accounting Practices and Procedures manual as the NAIC's primary guidance on statutory accounting. The NAIC is now considering amendments to Codification that would also be effective upon implementation. Codification provides guidance for areas where statutory accounting has been silent and changes current statutory accounting in some areas (e.g., deferred income taxes are recorded). The Office of the Commissioner of Insurance of the State of Wisconsin ("OCI") intends to adopt Codification effective January 1, 2001. The Company has not determined the potential effect of Codification, and the eventual effect of adoption could differ if changes are made prior to the effective date of January 1, 2001.

Financial statements prepared on the statutory basis of accounting vary from financial statements prepared on the basis of generally accepted accounting principles ("GAAP") primarily because on a GAAP basis: (1) policy acquisition costs are deferred and amortized, (2) investment valuations and insurance reserves are based on different assumptions, (3) funds received under deposit-type contracts are not reported as premium revenue, and (4) deferred taxes are provided for temporary differences between book and tax basis of certain assets and liabilities. The effects on the financial statements of the differences between the statutory basis of accounting and GAAP are material to the Company.

The preparation of financial statements in conformity with the statutory basis of accounting requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual future results could differ from these estimates.

INVESTMENTS

The Company's investments are valued on the following bases:

Bonds -- Amortized cost using the interest method; loan-backed and structured securities are amortized using estimated prepayment rates and, generally, the prospective adjustment method

Common and preferred stocks -- Common stocks are carried at fair value, preferred stocks are generally carried at cost, and unconsolidated subsidiaries are recorded using the equity method

Mortgage loans -- Amortized cost

Real estate -- Lower of cost, less depreciation and encumbrances, or estimated net realizable value

Policy loans -- Unpaid principal balance, which approximates fair value

Other investments -- Consists primarily of joint venture investments which are valued at equity in ventures' net assets

Cash and temporary investments -- Amortized cost, which approximates fair value

TEMPORARY INVESTMENTS

Temporary investments consist of debt securities that have maturities of one year or less at acquisition.

NET INVESTMENT INCOME AND CAPITAL GAINS

Net investment income includes interest and dividends received or due and accrued on investments, equity in unconsolidated subsidiaries' earnings and the Company's share of joint venture income. Net investment income is reduced by investment management expenses, real estate depreciation, depletion related to energy assets and costs associated with securities lending.

Realized investment gains and losses are reported in income based upon specific identification of securities sold. Unrealized investment gains and losses include changes in the fair

                            Notes to Consolidated Statutory Financial Statements
value of common stocks and changes in valuation allowances made for bonds, preferred stocks, mortgage loans and other investments considered by management to be impaired.

INTEREST MAINTENANCE RESERVE

The Company is required to maintain an interest maintenance reserve ("IMR"). The IMR is used to defer realized gains and losses, net of tax, on fixed income investments resulting from changes in interest rates. Net realized gains and losses deferred to the IMR are amortized into investment income over the approximate remaining term to maturity of the investment sold.

INVESTMENT RESERVES

The Company is required to maintain an asset valuation reserve ("AVR"). The AVR establishes a general reserve for invested asset valuation using a formula prescribed by state regulations. The AVR is designed to stabilize surplus against potential declines in the value of investments. In addition, the Company maintained a $200 million voluntary investment reserve at each of December 31, 1999 and 1998 to absorb potential investment losses exceeding those considered by the AVR formula. Increases or decreases in these investment reserves are recorded directly to surplus.

SEPARATE ACCOUNTS

Separate account assets and related policy liabilities represent the segregation of funds deposited by "variable" life insurance and annuity policyowners. Policyowners bear the investment performance risk associated with variable products. Separate account assets are invested at the direction of the policyowner in a variety of Company-managed mutual funds. Variable product policyowners also have the option to invest in a fixed interest rate annuity in the general account of the Company. Separate account assets are reported at fair value.

PREMIUM REVENUE AND OPERATING EXPENSES

Life insurance premiums are recognized as revenue at the beginning of each policy year. Annuity and disability income premiums are recognized when received by the Company. Operating expenses, including costs of acquiring new policies, are charged to operations as incurred.

OTHER INCOME

Other income includes considerations on supplementary contracts, ceded reinsurance expense allowances and miscellaneous policy charges.

BENEFIT PAYMENTS TO POLICYOWNERS AND BENEFICIARIES

Benefit payments to policyowners and beneficiaries include death, surrender and disability benefits, matured endowments and supplementary contract payments.

RESERVES FOR POLICY BENEFITS

Reserves for policy benefits are determined using actuarial estimates based on mortality and morbidity experience tables and valuation interest rates prescribed by the OCI. (See Note 3.)

POLICYOWNER DIVIDENDS

Almost all life insurance policies, and certain annuity and disability income policies issued by the Company are participating. Annually, the Company's Board of Trustees approves dividends payable on participating policies in the following fiscal year, which are accrued and charged to operations when approved.

RECLASSIFICATION

Certain financial statement balances for 1998 and 1997 have been reclassified to conform to the current year presentation.

Notes to Consolidated Statutory Financial Statements

NOTE 2 -- INVESTMENTS

DEBT SECURITIES

Debt securities consist of all bonds and fixed-maturity preferred stocks. The estimated fair values of debt securities are based upon quoted market prices, if available. For securities not actively traded, fair values are estimated using independent pricing services or internally developed pricing models.

Statement value, which principally represents amortized cost, and estimated fair value of the Company's debt securities at December 31, 1999 and 1998 were as follows:

                           RECONCILIATION TO ESTIMATED FAIR VALUE
                       -----------------------------------------------
                                     GROSS        GROSS      ESTIMATED
                       STATEMENT   UNREALIZED   UNREALIZED     FAIR
  DECEMBER 31, 1999      VALUE       GAINS        LOSSES       VALUE
  -----------------    ---------   ----------   ----------   ---------
                                        (IN MILLIONS)
U.S. Government and
  political
  obligations........   $ 3,855      $   72      $  (167)     $ 3,760
Mortgage-backed
  securities.........     7,736          65         (256)       7,545
Corporate and other
  debt securities....    25,201         249       (1,088)      24,362
                        -------      ------      -------      -------
                         36,792         386       (1,511)      35,667
Preferred stocks.....        85           2           --           87
                        -------      ------      -------      -------
     Total...........   $36,877      $  388      $(1,511)     $35,754
                        =======      ======      =======      =======

                           RECONCILIATION TO ESTIMATED FAIR VALUE
                       -----------------------------------------------
                                     GROSS        GROSS      ESTIMATED
                       STATEMENT   UNREALIZED   UNREALIZED     FAIR
  DECEMBER 31, 1998      VALUE       GAINS        LOSSES       VALUE
  -----------------    ---------   ----------   ----------   ---------
                                        (IN MILLIONS)
U.S. Government and
  political
  obligations........   $ 3,904      $  461      $   (11)     $ 4,354
Mortgage-backed
  securities.........     7,357         280          (15)       7,622
Corporate and other
  debt securities....    23,627       1,240         (382)      24,485
                        -------      ------      -------      -------
                         34,888       1,981         (408)      36,461
Preferred stocks.....       189           4           (1)         192
                        -------      ------      -------      -------
     Total...........   $35,077      $1,985      $  (409)     $36,653
                        =======      ======      =======      =======

The statement value and estimated fair value of debt securities by contractual maturity at December 31, 1999 is shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                   STATEMENT    ESTIMATED
                                     VALUE      FAIR VALUE
                                   ---------    ----------
                                        (IN MILLIONS)
Due in one year or less..........   $   931      $   942
Due after one year through five
  years..........................     5,420        5,412
Due after five years through ten
  years..........................    11,168       10,796
Due after ten years..............    11,622       11,059
                                    -------      -------
                                     29,141       28,209
Mortgage-backed securities.......     7,736        7,545
                                    -------      -------
                                    $36,877      $35,754
                                    =======      =======

STOCKS

The estimated fair values of common and perpetual preferred stocks are based upon quoted market prices, if available. For securities not actively traded, fair values are estimated using independent pricing services or internally developed pricing models.

The adjusted cost of common and preferred stock held by the Company at December 31, 1999 and 1998 was $4.9 billion and $4.3 billion, respectively.

MORTGAGE LOANS AND REAL ESTATE

Mortgage loans are collateralized by properties located throughout the United States and Canada. The Company attempts to minimize mortgage loan investment risk by diversification of geographic locations and types of collateral properties.

The fair value of mortgage loans as of December 31, 1999 and 1998 was $13.2 billion and $12.9 billion, respectively. The fair value of the mortgage loan portfolio is estimated by discounting the future estimated cash flows using current interest rates of debt securities with similar credit risk and maturities, or utilizing net realizable values.

At December 31, 1999 and 1998, real estate includes $39 million and $61 million, respectively, acquired through foreclosure and $114 million and $120 million, respectively, of home office real estate.

                            Notes to Consolidated Statutory Financial Statements

REALIZED AND UNREALIZED GAINS AND LOSSES

Realized investment gains and losses for the years ended December 31, 1999, 1998 and 1997 were as follows:

                                     FOR THE YEAR ENDED
                                     DECEMBER 31, 1999
                              --------------------------------
                                                        NET
                                                      REALIZED
                              REALIZED    REALIZED     GAINS
                               GAINS       LOSSES     (LOSSES)
                              --------    --------    --------
                                       (IN MILLIONS)
Bonds.....................     $  219      $(404)      $ (185)
Common and preferred
  stocks..................      1,270       (255)       1,015
Mortgage loans............         22        (12)          10
Real estate...............         92         --           92
Other invested assets.....        308       (189)         119
                               ------      -----       ------
                               $1,911      $(860)       1,051
                               ======      =====       ------
Less: Capital gains
  taxes...................                                244
Less: IMR (losses)
  gains...................                                (39)
                                                       ------
Net realized capital
  gains...................                             $  846
                                                       ======

                                     FOR THE YEAR ENDED
                                     DECEMBER 31, 1998
                              --------------------------------
                                                        NET
                                                      REALIZED
                              REALIZED    REALIZED     GAINS
                               GAINS       LOSSES     (LOSSES)
                              --------    --------    --------
                                       (IN MILLIONS)
Bonds.....................     $  514      $(231)      $  283
Common and preferred
  stocks..................        885       (240)         645
Mortgage loans............         18        (11)           7
Real estate...............         41         --           41
Other invested assets.....        330       (267)          63
                               ------      -----       ------
                               $1,788      $(749)       1,039
                               ======      =====       ------
Less: Capital gains
  taxes...................                                358
Less: IMR (losses)
  gains...................                                197
                                                       ------
Net realized capital
  gains...................                             $  484
                                                       ======

                                     FOR THE YEAR ENDED
                                     DECEMBER 31, 1997
                              --------------------------------
                                                        NET
                                                      REALIZED
                              REALIZED    REALIZED     GAINS
                               GAINS       LOSSES     (LOSSES)
                              --------    --------    --------
                                       (IN MILLIONS)
Bonds.....................     $  518      $(269)       $249
Common and preferred
  stocks..................        533       (150)        383
Mortgage loans............         14        (14)         --
Real estate...............        100         (2)         98
Other invested assets.....        338       (105)        233
                               ------      -----        ----
                               $1,503      $(540)        963
                               ======      =====        ----
Less: Capital gains
  taxes...................                               340
Less: IMR (losses)
  gains...................                               209
                                                        ----
Net realized capital
  gains...................                              $414
                                                        ====

Changes in unrealized net investment gains and losses for the years ended December 31, 1999, 1998 and 1997 were as follows:

                                    FOR THE YEAR ENDED
                                       DECEMBER 31,
                                  ----------------------
                                  1999     1998     1997
                                  ----     ----     ----
                                      (IN MILLIONS)
Bonds.........................    $(178)   $ (97)   $ 43
Common and preferred stocks...      415       29     528
Mortgage loans................      (10)     (16)     (7)
Real estate...................       (2)      --      --
Other.........................      (12)     (63)     12
                                  -----    -----    ----
                                  $ 213    $(147)   $576
                                  =====    =====    ====

SECURITIES LENDING

The Company has entered into securities lending agreements whereby certain securities are loaned to third parties, primarily major brokerage firms. The Company's policy requires a minimum of 102% of the fair value of the loaned securities as collateral, calculated on a daily basis in the form of either cash or securities. Collateral assets received and related liability due to counterparties of $2.1 billion and $1.5 billion, respectively, are included in the consolidated statements of financial position at December 31, 1999 and 1998, and approximate the statement value of securities loaned at those dates.

INVESTMENT IN MGIC

The Company owns 11.3% (11.9 million shares) of the outstanding common stock of MGIC Investment Corporation ("MGIC"). This investment is accounted for using the equity method. At December 31, 1999 and 1998, the fair value of the Company's investment in MGIC exceeded the statement value of $201 million and $180 million, respectively, by $518 million and $296 million, respectively.

In August 1998, the Company delivered 8.9 million shares of MGIC to a brokerage firm to settle a forward contract. In conjunction with the settlement, the Company recorded a $114 million realized gain.

DERIVATIVE FINANCIAL INSTRUMENTS

In the normal course of business, the Company enters into transactions to reduce its exposure to fluctuations in interest rates, foreign currency exchange rates and market volatility. These hedging strategies include the use of forwards, futures, options and swaps.

Notes to Consolidated Statutory Financial Statements

The Company held the following positions for hedging purposes at December 31, 1999 and 1998:

                                                NOTIONAL AMOUNTS
                                           ---------------------------
                                           DECEMBER 31,   DECEMBER 31,
     DERIVATIVE FINANCIAL INSTRUMENT           1999           1998                     RISKS REDUCED
     -------------------------------       ------------   ------------                 -------------
                                                  (IN MILLIONS)
Foreign Currency
  Forward Contracts......................      $967           $601       Currency exposure on foreign-denominated
                                                                         investments
Common Stock Futures.....................       620            657       Stock market price fluctuation.
Bond Futures.............................        50            379       Bond market price fluctuation.
Options to acquire Interest Rate Swaps...       419            419       Interest rates payable on certain annuity
                                                                         and insurance contracts.
Foreign Currency and
  Interest Rate Swaps....................       203             94       Interest rates on variable rate notes and
                                                                         currency exposure on foreign-denominated
                                                                         bonds.
Default Swaps............................        52             --       Default exposure on certain bond
                                                                         investments.

The notional or contractual amounts of derivative financial instruments are used to denominate these types of transactions and do not represent the amounts exchanged between the parties.

In addition to the use of derivatives for hedging purposes, equity swaps were held for investment purposes during 1999 and 1998. The notional amount of equity swaps outstanding at December 31, 1999 and 1998 was $136 million and $138 million, respectively.

Foreign currency forwards, foreign currency swaps, stock futures and equity swaps are reported at fair value. Resulting gains and losses on these contracts are unrealized until expiration of the contract. There is no statement value reported for interest rate swaps, bond futures and options to acquire interest rate swaps prior to the settlement of the contract, at which time realized gains and losses are deferred to IMR. Changes in the value of derivative instruments are expected to offset gains and losses on the hedged investments. During 1999 and 1998, net realized and unrealized gains on investments were partially offset by net realized losses of $55 million and $104 million, respectively, and net unrealized gains (losses) of $17 million and $(58) million, respectively, on derivative instruments. The effect of derivative instruments in 1997 was not material to the Company's results of operations.

NOTE 3 -- RESERVES FOR POLICY BENEFITS

Life insurance reserves on substantially all policies issued since 1978 are based on the Commissioner's Reserve Valuation Method with interest rates ranging from 3 1/2% to 5 1/2%. Other life policy reserves are primarily based on the net level premium method employing various mortality tables at interest rates ranging from 2% to 4 1/2%.

Deferred annuity reserves on contracts issued since 1985 are valued primarily using the Commissioner's Annuity Reserve Valuation Method with interest rates ranging from 3 1/2% to 6 1/4%. Other deferred annuity reserves are based on contract value. Immediate annuity reserves are based on present values of expected benefit payments at interest rates ranging from 3 1/2% to 7 1/2%.

Active life reserves for disability income ("DI") policies issued since 1987 are primarily based on the two-year preliminary term method using a 4% interest rate and the 1985 Commissioner's Individual Disability Table A ("CIDA") for morbidity. Active life reserves for prior DI policies are based on the net level premium method, a 3% to 4% interest rate and the 1964 Commissioner's Disability Table for morbidity. Disabled life reserves for DI policies are based on the present values of expected benefit payments primarily using the 1985 CIDA (modified for Company experience in the first four years of disability) with interest rates ranging from 3% to 5 1/2%.

Use of these actuarial tables and methods involves estimation of future mortality and morbidity. Actual future experience could differ from these estimates.

NOTE 4 -- EMPLOYEE AND AGENT BENEFIT PLANS

The Company sponsors noncontributory defined benefit retirement plans for all eligible employees and agents. The expense associated with these plans is generally recorded by the Company in the period contributions are funded. As of
                            Notes to Consolidated Statutory Financial Statements

January 1, 1999, the most recent actuarial valuation date available, the qualified defined benefit plans were fully funded. The Company recorded a liability of $109 million and $98 million for nonqualified defined benefit plans at December 31, 1999 and 1998, respectively. In addition, the Company has a contributory 401(k) plan for eligible employees and a noncontributory defined contribution plan for all full-time agents. The Company's contributions are expensed in the period contributions are made to the plans. The Company recorded $31 million, $29 million and $27 million of total expense related to its defined benefit and defined contribution plans for the years ended December 31, 1999, 1998 and 1997, respectively. The defined benefit and defined contribution plans' assets of $2.2 billion and $1.9 billion at December 31, 1999 and 1998, respectively, were primarily invested in the separate accounts of the Company.

In addition to pension and retirement benefits, the Company provides certain health care and life insurance benefits ("postretirement benefits") for retired employees. Substantially all employees may become eligible for these benefits if they reach retirement age while working for the Company. Postretirement benefit costs for the years ended December 31, 1999, 1998 and 1997 were a net expense (benefit) of $5.0 million, $1.8 million and ($1.3) million, respectively.

                            DECEMBER 31,         DECEMBER 31,
                                1999                 1998
                         ------------------   ------------------
Unfunded postretirement
  benefit obligation
  for retirees and
  other fully eligible
  employees (Accrued in
  statement of
  financial
  position)............  $40 million          $35 million
Estimated
  postretirement
  benefit obligation
  for active non-vested
  employees (Not
  accrued until
  employee vests)......  $68 million          $56 million
Discount rate..........  7%                   7%
Health care cost trend   10% to an ultimate   10% to an ultimate
  rate.................  5%, declining 1%     5%, declining 1%
                         for 5 years          for 5 years

If the health care cost trend rate assumptions were increased by 1%, the accrued postretirement benefit obligation as of December 31, 1999 and 1998 would have been increased by $6 million and $5 million, respectively.

At December 31, 1999 and 1998, the recorded postretirement benefit obligation was reduced by $28 million and $23 million, respectively, for health care benefit plan assets. These assets were primarily invested in the separate accounts of the Company.

NOTE 5 -- REINSURANCE

In the normal course of business, the Company seeks to limit its exposure to loss on any single insured and to recover a portion of benefits paid by ceding to reinsurers under excess coverage and coinsurance contracts. The Company retains a maximum of $25 million of coverage per individual life and $35 million maximum of coverage per joint life. The Company has an excess reinsurance contract for disability income policies with retention limits varying based upon coverage type.

The amounts shown in the accompanying consolidated financial statements are net of reinsurance. Reserves for policy benefits at December 31, 1999 and 1998 were reported net of ceded reserves of $584 million and $518 million, respectively. The effect of reinsurance on premiums and benefits for the years ended December 31, 1999, 1998 and 1997 was as follows:

                                1999     1998     1997
                               ------   ------   ------
                                    (IN MILLIONS)
Direct premiums and
  deposits...................  $8,785   $8,426   $7,647
Premiums ceded...............    (441)    (405)    (353)
                               ------   ------   ------
Net premium and deposits.....  $8,344   $8,021   $7,294
                               ======   ======   ======
Benefits to policyowners and
  beneficiaries..............   9,205   $8,869   $8,057
Benefits ceded...............    (197)    (182)    (136)
                               ------   ------   ------
Net benefits to policyowners
  and beneficiaries..........  $9,008   $8,687   $7,921
                               ======   ======   ======

In addition, the Company received $133 million, $121 million and $115 million for the years ended December 31, 1999, 1998 and 1997, respectively, from reinsurers representing allowances for reimbursement of commissions and other expenses. These amounts are included in other income in the consolidated statement of operations.

Reinsurance contracts do not relieve the Company from its obligations to policyowners. Failure of reinsurers to honor their obligations could result in losses to the Company; consequently, allowances are established for amounts deemed uncollectible. The Company evaluates the financial condition

Notes to Consolidated Statutory Financial Statements of its reinsurers and monitors concentrations of credit risk arising from similar geographic regions, activities or economic characteristics of the reinsurers to minimize its exposure to significant losses from reinsurer insolvencies.

NOTE 6 -- INCOME TAXES

Provisions for income taxes are based on current income tax payable without recognition of deferred taxes. The Company files a consolidated life-nonlife federal income tax return. Federal income tax returns for years through 1995 are closed as to further assessment of tax. Adequate provision has been made in the financial statements for any additional taxes, which may become due with respect to the open years.

The Company's taxable income can vary significantly from gain from operations before taxes due to differences between book and tax valuation of assets and liabilities (e.g., investments and policy benefit reserves). The Company pays a tax that is assessed only on the surplus of mutual life insurance companies ("equity tax"), and also, the Company must capitalize and amortize, as opposed to immediately deducting, an amount deemed to represent the cost of acquiring new business ("DAC tax").

The Company's effective tax rate on gains from operations before taxes for the years ended December 31, 1999, 1998 and 1997 was 29%, 48%, and 56% respectively. In 1999, the effective rate was less than the federal corporate rate of 35% due primarily to differences between book and tax investment income. In 1998 and 1997, the effective rate was greater than 35% due primarily to the equity tax and DAC tax.

NOTE 7 -- RELATED PARTY TRANSACTIONS

The Company acquired Frank Russell Company ("Frank Russell") effective January 1, 1999 for a purchase price of approximately $950 million. Frank Russell is a leading investment management and consulting firm, providing investment advice, analytical tools and investment vehicles to institutional and individual investors in more than 30 countries. This investment is accounted for using the equity method and is included in common stocks in the consolidated statement of financial position. In 1999, the Company charged-off directly from surplus approximately $842 million, representing the total goodwill associated with the acquisition. The Company has received permission from the OCI for this charge-off. The Company has unconditionally guaranteed certain debt obligations of Frank Russell, including $350 million of senior notes and up to $150 million of other credit facilities.

During 1999, the Company transferred appreciated equity investments to a wholly-owned subsidiary as a capital contribution to the subsidiary. A realized capital gain of $287 million was recorded on this transaction based on the fair value of the assets upon transfer.

NOTE 8 -- CONTINGENCIES

The Company has guaranteed certain obligations of its other affiliates. These guarantees totaled approximately $101 million at December 31, 1999 and are generally supported by the underlying net asset values of the affiliates.

In addition, the Company routinely makes commitments to fund mortgage loans or other investments in the normal course of business. These commitments aggregated to $1.9 billion at December 31, 1999 and were extended at market interest rates and terms.

The Company is engaged in various legal actions in the normal course of its investment and insurance operations. In the opinion of management, any losses resulting from such actions would not have a material effect on the Company's financial position.

                            Notes to Consolidated Statutory Financial Statements

[PRICEWATERHOUSECOOPERS LETTERHEAD]

R EPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Trustees and Policyowners of The Northwestern Mutual Life Insurance Company

We have audited the accompanying consolidated statement of financial position of The Northwestern Mutual Life Insurance Company and its subsidiary as of December 31, 1999 and 1998, and the related consolidated statements of operations, of changes in surplus and of cash flows for each of the three years in the period ended December 31, 1999. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note 1 to the financial statements, the Company prepared these consolidated financial statements using accounting practices prescribed or permitted by the Office of the Commissioner of Insurance of the State of Wisconsin (statutory basis of accounting), which practices differ from accounting principles generally accepted in the United States. Accordingly, the consolidated financial statements are not intended to represent a presentation in accordance with generally accepted accounting principles. The effects on the consolidated financial statements of the variances between the statutory basis of accounting and generally accepted accounting principles, although not reasonably determinable, are presumed to be material.

In our opinion, the consolidated financial statements audited by us (1) do not present fairly in conformity with generally accepted accounting principles, the financial position of The Northwestern Mutual Life Insurance Company and its subsidiary as of December 31, 1999 and 1998, or the results of their operations or their cash flows for each of the three years in the period ended December 31, 1999 because of the effects of the variances between the statutory basis of accounting and generally accepted accounting principles referred to in the preceding paragraph and (2) do present fairly, in all material respects, the financial position of The Northwestern Mutual Life Insurance Company and its subsidiary as of December 31, 1999 and 1998 and the results of their operations and their cash flows for each of the three years in the period ended December 31, 1999, on the basis of accounting described in Note 1.

/s/ PriceWaterhouseCoopers LLP
January 24, 2000

Accountants' Report                    44

APPENDIX


ILLUSTRATIONS OF DEATH BENEFITS, CASH VALUES AND ACCUMULATED PREMIUMS. The tables on the following pages illustrate how the death benefit and cash value for a Whole Life Policy, an Extra Ordinary Life Policy and a Single Premium Life Policy would vary over time based on hypothetical investment results. The tables assume gross (after tax) investment return rates of 0%, 6% and 12% on assets of the Fund. The Policies illustrated are for male insureds, select risks, age 35. The illustration for the Whole Life Policy is on page 46. The illustrations for Extra Ordinary Life Policies are on pages 47 through 49. The illustration for the Single Premium Life Policy is on page 50.

The death benefits and cash values would be different from those shown if the gross investment return rate averaged 0%, 6% or 12%, but fluctuated over and under the average rate at various points in time. The values would also be different, depending on the Account divisions selected by the owner of the Policy, if the return rate for the eleven Fund Portfolios averaged 0%, 6% or 12%, but the rates for each individual Portfolio varied over and under the average.


The amounts shown as the death benefits and cash values reflect the deductions from premiums, the charge at the annual rate of .50% of the Account's assets for mortality and expense risks and the charge at the annual rate of .20% of the Account's assets for taxes. The amounts shown as the cash values for the Single Premium Life Policy reflect the deduction for sales costs during the first ten Policy years. The amounts shown also reflect the average of the investment advisory fees and the other Fund expenses applicable to each of the Portfolios and Funds at the annual rate of .66% of their net assets. See "Deductions and Charges", p. 8. Thus the 0%, 6% and 12% gross hypothetical return rates on the Fund's assets are equivalent to the net rates of -1.36%, 4.64% and 10.64% on the assets of the Account.


The second column of each table shows the amount which would accumulate if an amount equal to the annual or single premium were invested to earn interest, after taxes, at the stated interest rate compounded annually.

The death benefits and corresponding cash values shown for paid-up additions purchased with dividends illustrate benefits which would be paid if investment returns of 0%, 6% and 12% are realized, if mortality and expense experience in the future is as currently experienced and if the current dividend scale remains unchanged. See "Annual Dividends," p. 14. HOWEVER, THERE IS NO GUARANTEE AS TO THE AMOUNT OF DIVIDENDS, IF ANY, THAT WILL BE PAID UNDER A POLICY. Although the tables are based on the assumption that dividends will be used to purchase additional paid-up death benefits, other dividend options are available. The Extra Ordinary Life Policy is designed for a purchaser who intends to use all dividends to purchase paid-up additions. See "Extra Ordinary Life Policy," p. 12.

A comparable illustration based on a proposed insured's age, sex and risk classification and proposed face amount or premium is available upon request.

                      VARIABLE WHOLE LIFE INSURANCE POLICY
                                MALE ISSUE AGE 35
                $500 ANNUAL PREMIUM FOR SELECT UNDERWRITING RISK
                               FACE AMOUNT $30,979
                  DIVIDENDS USED TO PURCHASE PAID-UP ADDITIONS


                                          0%                           6%                          12%
                                    DEATH BENEFIT*               DEATH BENEFIT*               DEATH BENEFIT*
                                ASSUMING HYPOTHETICAL        ASSUMING HYPOTHETICAL        ASSUMING HYPOTHETICAL
                 PREMIUMS      GROSS ANNUAL INVESTMENT      GROSS ANNUAL INVESTMENT      GROSS ANNUAL INVESTMENT
                ACCUMULATED         RATE OF RETURN               RATE OF RETURN               RATE OF RETURN
                    AT       ---------------------------------------------------------------------------------------
    END OF      5% INTEREST     BASE    PAID-UP              BASE    PAID-UP              BASE    PAID-UP
 POLICY YEAR     PER YEAR      POLICY  ADDITIONS    TOTAL   POLICY  ADDITIONS   TOTAL    POLICY  ADDITIONS   TOTAL
--------------------------------------------------------------------------------------------------------------------
1                 $    525    $30,979    $   73   $31,052   $30,982   $    73  $31,055  $31,011  $    73    $31,084
2                    1,076     30,979       163    31,142    30,993       167   31,160   31,128      172     31,300
3                    1,655     30,979       267    31,246    31,012       282   31,294   31,332      297     31,629
4                    2,263     30,979       383    31,362    31,038       416   31,454   31,626      450     32,076
5                    2,901     30,979       510    31,489    31,072       570   31,642   32,016      634     32,650
6                    3,571     30,979       644    31,623    31,113       741   31,854   32,505      848     33,353
7                    4,275     30,979       789    31,768    31,161       934   32,095   33,097    1,100     34,197
8                    5,013     30,979       941    31,920    31,216     1,147   32,363   33,795    1,391     35,186
9                    5,789     30,979     1,101    32,080    31,278     1,383   32,661   34,604    1,728     36,332
10                   6,603     30,979     1,269    32,248    31,346     1,642   32,988   35,528    2,114     37,642
15                  11,329     30,979     2,116    33,095    31,780     3,222   35,002   42,063    4,889     46,952
20  (age 55)        17,360     30,979     2,724    33,703    32,350     5,106   37,456   52,417    9,391     61,808
30  (age 65)        34,880     30,979     2,915    33,894    33,826    10,067   43,893   89,590   28,514    118,104






                                          0%                           6%                          12%
                                     CASH VALUE*                  CASH VALUE*                  CASH VALUE*
                                ASSUMING HYPOTHETICAL        ASSUMING HYPOTHETICAL        ASSUMING HYPOTHETICAL
                 PREMIUMS      GROSS ANNUAL INVESTMENT      GROSS ANNUAL INVESTMENT      GROSS ANNUAL INVESTMENT
                ACCUMULATED        RATE OF RETURN               RATE OF RETURN               RATE OF RETURN
                    AT         -------------------------------------------------------------------------------------
    END OF      5% INTEREST     BASE    PAID-UP               BASE    PAID-UP             BASE    PAID-UP
 POLICY YEAR     PER YEAR      POLICY  ADDITIONS    TOTAL    POLICY  ADDITIONS  TOTAL    POLICY  ADDITIONS   TOTAL
--------------------------------------------------------------------------------------------------------------------
1                  $   525    $    91    $   18    $  109   $    98    $   18  $   116  $   106   $    18   $   124
2                    1,076        418        43       461       453        44      497      489        46       535
3                    1,655        737        74       811       820        78      898      909        82       991
4                    2,263      1,047       109     1,156     1,200       119    1,319    1,369       129     1,498
5                    2,901      1,362       151     1,513     1,606       169    1,775    1,886       188     2,074
6                    3,571      1,667       197     1,864     2,025       226    2,251    2,452       259     2,711
7                    4,275      1,963       249     2,212     2,457       295    2,752    3,070       347     3,417
8                    5,013      2,250       307     2,557     2,902       374    3,276    3,744       454     4,198
9                    5,789      2,526       370     2,896     3,361       465    3,826    4,481       582     5,063
10                   6,603      2,794       440     3,234     3,833       570    4,403    5,287       734     6,021
15                  11,329      3,990       855     4,845     6,409     1,302    7,711   10,567     1,977    12,544
20  (age 55)        17,360      4,944     1,272     6,216     9,343     2,384   11,727   18,715     4,385    23,100
30  (age 65)        34,880      6,045     1,757     7,802    16,103     6,070   22,173   49,729    17,194    66,923
---------------------------

*    Assumes no policy loan has been made.


DIVIDENDS ILLUSTRATED ARE BASED ON CURRENT SCALE AND EXPERIENCE AND ARE NOT GUARANTEED. IT IS EMPHASIZED THAT THE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND UPON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER AND THE DIFFERENT RATES OF RETURN OF THE FUND PORTFOLIOS. THE DEATH BENEFIT AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL INVESTMENT RATES OF RETURN AVERAGED 0%, 6% AND 12% OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATIONS CAN BE MADE THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER A PERIOD OF TIME.

                  EXTRA ORDINARY VARIABLE LIFE INSURANCE POLICY
                                MALE ISSUE AGE 35
                $100,000 OF INSURANCE ($60,000 GUARANTEED MINIMUM
         + $40,000 OF EXTRA LIFE PROTECTION GUARANTEED FOR 27 YEARS (1))
           ANNUAL PREMIUM FOR SELECT UNDERWRITING RISK: $1,014.00 (2)
                DIVIDENDS USED TO PURCHASE PAID-UP ADDITIONS (1)
         ASSUMING 0% HYPOTHETICAL GROSS ANNUAL INVESTMENT RATE OF RETURN


                                               DEATH BENEFIT (3)                           CASH VALUE (3)
                            ------------------------------------------------------------------------------------
                PREMIUMS                              EXTRA LIFE PROTECTION
               ACCUMULATED                      ----------------------------------    CASH       CASH
                   AT        TOTAL    MINIMUM     VARIABLE    VARIABLE                VALUE    VALUE OF   TOTAL
   END OF      5% INTEREST   DEATH     DEATH     INSURANCE    PAID-UP      TERM      OF BASE   PAID-UP    CASH
 POLICY YEAR    PER YEAR    BENEFIT   BENEFIT      AMOUNT    ADDITIONS   INSURANCE   POLICY   ADDITIONS   VALUE
----------------------------------------------------------------------------------------------------------------
1              $  1,065    $100,000   $60,000     $  (45)     $   158     $39,842    $   152    $   41  $   193
2                 2,183     100,000    60,000       (217)         380      39,620        785       102      887
3                 3,356     100,000    60,000       (505)         655      39,345      1,402       182    1,584
4                 4,589     100,000    60,000       (898)         975      39,025      2,002       279    2,281
5                 5,883     100,000    60,000     (1,392)       1,331      38,669      2,614       394    3,008
6                 7,242     100,000    60,000     (1,976)       1,715      38,285      3,208       525    3,733
7                 8,669     100,000    60,000     (2,642)       2,127      37,873      3,783       672    4,455
8                10,167     100,000    60,000     (3,380)       2,564      37,436      4,340       836    5,176
9                11,740     100,000    60,000     (4,183)       3,028      36,972      4,877     1,019    5,896
10               13,392     100,000    60,000     (5,044)       3,516      36,484      5,397     1,221    6,618
15               22,975     100,000    60,000     (9,988)       5,994      34,006      7,720     2,423   10,143
20  (age 55)     35,205     100,000    60,000    (15,540)       7,412      32,588      9,575     3,461   13,036
30  (age 65)     70,737      89,667    60,000    (26,747)       6,180      23,487     11,717     3,726   15,443
----------------------------

(1) Extra Life Protection is guaranteed to be at least $40,000 for 27 years, so long as all premiums are paid when due, no policy loan is outstanding, all dividends are applied to purchase paid-up additions and no paid-up additions are surrendered for their cash value. Extra Life Protection is the sum of any positive variable insurance amount plus variable paid-up additions plus term insurance.

(2) If premiums were paid monthly, the monthly payments would be $89.10. The death benefit and cash values would not be affected.

(3)  Assumes no policy loan has been made.

(4) After the guaranteed period of 27 years for Extra Life Protection, the amount of term insurance depends on the dividend scale. The amount illustrated is based on current scale and experience and is not guaranteed.

DIVIDENDS ILLUSTRATED ARE BASED ON CURRENT SCALE AND EXPERIENCE AND ARE NOT GUARANTEED. IT IS EMPHASIZED THAT THE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND UPON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER AND THE DIFFERENT RATES OF RETURN OF THE FUND PORTFOLIOS. THE DEATH BENEFIT AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL INVESTMENT RATE OF RETURN AVERAGED 0% OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATIONS CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER A PERIOD OF TIME.

                  EXTRA ORDINARY VARIABLE LIFE INSURANCE POLICY
                                MALE ISSUE AGE 35
                $100,000 OF INSURANCE ($60,000 GUARANTEED MINIMUM
         + $40,000 OF EXTRA LIFE PROTECTION GUARANTEED FOR 27 YEARS (1))
           ANNUAL PREMIUM FOR SELECT UNDERWRITING RISK: $1,014.00 (2)
                DIVIDENDS USED TO PURCHASE PAID-UP ADDITIONS (1)
         ASSUMING 6% HYPOTHETICAL GROSS ANNUAL INVESTMENT RATE OF RETURN


                                               DEATH BENEFIT (3)                           CASH VALUE (3)
                            --------------------------------------------------------------------------------------
                PREMIUMS                                EXTRA LIFE PROTECTION
               ACCUMULATED                       ----------------------------------   CASH      CASH
                   AT        TOTAL    MINIMUM     VARIABLE    VARIABLE                VALUE   VALUE OF    TOTAL
   END OF      5% INTEREST   DEATH     DEATH     INSURANCE    PAID-UP       TERM     OF BASE   PAID-UP    CASH
 POLICY YEAR    PER YEAR    BENEFIT   BENEFIT      AMOUNT    ADDITIONS   INSURANCE   POLICY   ADDITIONS   VALUE
------------------------------------------------------------------------------------------------------------------
1                $ 1,065    $100,000   $60,000    $     5    $   158      $39,837   $   165   $    41   $   206
2                  2,183     100,000    60,000         26        390       39,584       851       104       955
3                  3,356     100,000    60,000         62        689       39,249     1,560       191     1,751
4                  4,589     100,000    60,000        112      1,052       38,836     2,292       302     2,594
5                  5,883     100,000    60,000        177      1,474       38,349     3,080       437     3,517
6                  7,242     100,000    60,000        256      1,950       37,794     3,892       597     4,489
7                  8,669     100,000    60,000        349      2,485       37,166     4,729       785     5,514
8                 10,167     100,000    60,000        456      3,079       36,465     5,592     1,005     6,597
9                 11,740     100,000    60,000        576      3,736       35,688     6,480     1,258     7,738
10                13,392     100,000    60,000        708      4,458       34,834     7,396     1,549     8,945
15                22,975     100,000    60,000      1,545      8,837       29,618    12,384     3,573    15,957
20  (age 55)      35,205     100,000    60,000      2,644     13,569       23,787    18,068     6,337    24,405
30  (age 65)      70,737     100,000    60,000      5,499     24,647        9,854    31,161    14,862    46,023
---------------------------

(1) Extra Life Protection is guaranteed to be at least $40,000 for 27 years, so long as all premiums are paid when due, no policy loan is outstanding, all dividends are applied to purchase paid-up additions and no paid-up additions are surrendered for their cash value. Extra Life Protection is the sum of any positive variable insurance amount plus variable paid-up additions plus term insurance.

(2) If premiums were paid monthly, the monthly payments would be $89.10. The death benefit and cash values would not be affected.

(3)  Assumes no policy loan has been made.

(4) After the guaranteed period of 27 years for Extra Life Protection, the amount of term insurance depends on the dividend scale. The amount illustrated is based on current scale and experience and is not guaranteed.

DIVIDENDS ILLUSTRATED ARE BASED ON CURRENT SCALE AND EXPERIENCE AND ARE NOT GUARANTEED. IT IS EMPHASIZED THAT THE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND UPON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER AND THE DIFFERENT RATES OF RETURN OF THE FUND PORTFOLIOS. THE DEATH BENEFIT AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL INVESTMENT RATE OF RETURN AVERAGED 6% OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATIONS CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER A PERIOD OF TIME.

                  EXTRA ORDINARY VARIABLE LIFE INSURANCE POLICY
                                MALE ISSUE AGE 35
                $100,000 OF INSURANCE ($60,000 GUARANTEED MINIMUM
         + $40,000 OF EXTRA LIFE PROTECTION GUARANTEED FOR 27 YEARS (1))
           ANNUAL PREMIUM FOR SELECT UNDERWRITING RISK: $1,014.00 (2)
                DIVIDENDS USED TO PURCHASE PAID-UP ADDITIONS (1)
        ASSUMING 12% HYPOTHETICAL GROSS ANNUAL INVESTMENT RATE OF RETURN


                                               DEATH BENEFIT (3)                           CASH VALUE (3)
                            --------------------------------------------------------------------------------------
                PREMIUMS                              EXTRA LIFE PROTECTION
               ACCUMULATED                      ----------------------------------    CASH       CASH
                   AT        TOTAL    MINIMUM     VARIABLE    VARIABLE                VALUE    VALUE OF   TOTAL
   END OF      5% INTEREST   DEATH     DEATH     INSURANCE    PAID-UP      TERM      OF BASE   PAID-UP     CASH
 POLICY YEAR    PER YEAR    BENEFIT   BENEFIT      AMOUNT    ADDITIONS   INSURANCE   POLICY    ADDITIONS  VALUE
------------------------------------------------------------------------------------------------------------------
1                $ 1,065    $100,000   $60,000   $     56     $   158    $39,786    $    178   $    41   $    219
2                  2,183     100,000    60,000        276         400     39,324         918       107      1,025
3                  3,356     100,000    60,000        664         725     38,611       1,727       201      1,928
4                  4,589     100,000    60,000      1,226       1,135     37,639       2,612       325      2,937
5                  5,883     100,000    60,000      1,974       1,633     36,393       3,613       484      4,097
6                  7,242     100,000    60,000      2,913       2,222     34,865       4,706       680      5,386
7                  8,669     100,000    60,000      4,051       2,913     33,036       5,899       921      6,820
8                 10,167     100,000    60,000      5,395       3,716     30,889       7,204     1,212      8,416
9                 11,740     100,000    60,000      6,952       4,646     28,402       8,628     1,564     10,192
10                13,392     100,000    60,000      8,732       5,715     25,553      10,184     1,985     12,169
15                22,975     100,000    60,000     21,333      13,442      5,225      20,387     5,435     25,822
20  (age 55)      35,205     127,010    60,000     41,316      25,694          0      36,129    12,000     48,129
30  (age 65)      70,737     247,407    60,000    113,104      74,303          0      96,048    44,805    140,853
---------------------------

(1) Extra Life Protection is guaranteed to be at least $40,000 for 27 years, so long as all premiums are paid when due, no policy loan is outstanding, all dividends are applied to purchase paid-up additions and no paid-up additions are surrendered for their cash value. Extra Life Protection is the sum of any positive variable insurance amount plus variable paid-up additions plus term insurance.

(2) If premiums were paid monthly, the monthly payments would be $89.10. The death benefit and cash values would not be affected.

(3)  Assumes no policy loan has been made.

DIVIDENDS ILLUSTRATED ARE BASED ON CURRENT SCALE AND EXPERIENCE AND ARE NOT GUARANTEED. IT IS EMPHASIZED THAT THE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND UPON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER AND THE DIFFERENT RATES OF RETURN OF THE FUND PORTFOLIOS. THE DEATH BENEFIT AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL INVESTMENT RATE OF RETURN AVERAGED 12% OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATIONS CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER A PERIOD OF TIME.

                  SINGLE PREMIUM VARIABLE LIFE INSURANCE POLICY
                                MALE ISSUE AGE 35
                               FACE AMOUNT $25,000
             SINGLE PREMIUM FOR SELECT UNDERWRITING RISK: $6,443.25
                  DIVIDENDS USED TO PURCHASE PAID-UP ADDITIONS


                                          0%                           6%                          12%
                                    DEATH BENEFIT*               DEATH BENEFIT*               DEATH BENEFIT*
                                ASSUMING HYPOTHETICAL        ASSUMING HYPOTHETICAL        ASSUMING HYPOTHETICAL
                  PREMIUMS     GROSS ANNUAL INVESTMENT      GROSS ANNUAL INVESTMENT      GROSS ANNUAL INVESTMENT
                ACCUMULATED        RATE OF RETURN               RATE OF RETURN               RATE OF RETURN
                    AT        ---------------------------------------------------------------------------------------
   END OF       5% INTEREST     BASE   PAID-UP              BASE     PAID-UP            BASE     PAID-UP
 POLICY YEAR     PER YEAR      POLICY ADDITIONS    TOTAL   POLICY   ADDITIONS  TOTAL   POLICY   ADDITIONS   TOTAL
--------------------------------------------------------------------------------------------------------------------
1                  $ 6,765    $25,000    $ 50     $25,050   $25,154  $   50   $25,204 $ 26,601   $    50   $26,651
2                    7,104     25,000      92      25,092    25,309     105    25,414   28,305       116    28,421
3                    7,459     25,000     125      25,125    25,465     165    25,630   30,118       199    30,317
4                    7,832     25,000     150      25,150    25,622     230    25,852   32,047       302    32,349
5                    8,223     25,000     167      25,167    25,780     300    26,080   34,100       427    34,527
6                    8,635     25,000     176      25,176    25,939     375    26,314   36,285       578    36,863
7                    9,066     25,000     178      25,178    26,099     457    26,556   38,610       759    39,369
8                    9,520     25,000     174      25,174    26,260     545    26,805   41,084       974    42,058
9                    9,996     25,000     166      25,166    26,422     642    27,064   43,717     1,230    44,947
10                  10,495     25,000     159      25,159    26,585     748    27,333   46,519     1,533    48,052
15                  13,395     25,000     127      25,127    27,415   1,389    28,804   63,474     3,906    67,380
20  (age 55)        17,096     25,000     101      25,101    28,275   2,186    30,461   86,629     8,300    94,929
30  (age 65)        27,847     25,000      66      25,066    30,076   4,481    34,557  161,514    30,006   191,520


                                          0%                           6%                          12%
                                     CASH VALUE*                  CASH VALUE*                  CASH VALUE*
                                ASSUMING HYPOTHETICAL        ASSUMING HYPOTHETICAL        ASSUMING HYPOTHETICAL
                 PREMIUMS      GROSS ANNUAL INVESTMENT      GROSS ANNUAL INVESTMENT      GROSS ANNUAL INVESTMENT
                ACCUMULATED         RATE OF RETURN               RATE OF RETURN               RATE OF RETURN
                    AT        ---------------------------------------------------------------------------------------
    END OF      5% INTEREST    BASE    PAID-UP               BASE    PAID-UP             BASE    PAID-UP
 POLICY YEAR     PER YEAR     POLICY  ADDITIONS   TOTAL     POLICY  ADDITIONS  TOTAL    POLICY  ADDITIONS    TOTAL
--------------------------------------------------------------------------------------------------------------------
1                  $ 6,765   $ 5,653    $  13    $ 5,666   $ 6,030  $   13    $ 6,043   $ 6,406  $    13   $  6,419
2                    7,104     5,568       24      5,592     6,329      28      6,357     7,134       31      7,165
3                    7,459     5,489       34      5,523     6,641      45      6,686     7,934       55      7,989
4                    7,832     5,416       43      5,459     6,968      66      7,034     8,812       86      8,898
5                    8,223     5,349       49      5,398     7,308      88      7,396     9,776      126      9,902
6                    8,635     5,287       53      5,340     7,663     114      7,777    10,832      177     11,009
7                    9,066     5,232       56      5,288     8,033     144      8,177    11,989      240     12,229
8                    9,520     5,183       56      5,239     8,418     177      8,595    13,257      317     13,574
9                    9,996     5,142       55      5,197     8,819     216      9,035    14,645      414     15,059
10                  10,495     5,108       55      5,163     9,237     259      9,496    16,164      532     16,696
15                  13,395     4,557       51      4,608    11,086     561     11,647    25,668    1,579     27,247
20  (age 55)        17,096     4,034       47      4,081    13,205   1,020     14,225    40,459    3,876     44,335
30  (age 65)        27,847     3,056       39      3,095    18,136   2,702     20,838    97,394   18,093    115,487
---------------------------

*    Assumes no policy loan has been made.

DIVIDENDS ILLUSTRATED ARE BASED ON CURRENT SCALE AND EXPERIENCE AND ARE NOT GUARANTEED. IT IS EMPHASIZED THAT THE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND UPON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER AND THE DIFFERENT RATES OF RETURN OF THE FUND PORTFOLIOS. THE DEATH BENEFIT AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL INVESTMENT RATES OF RETURN AVERAGED 0%, 6% AND 12% OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATIONS CAN BE MADE THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER A PERIOD OF TIME.

More information about Northwestern Mutual Series Fund, Inc. is included in the Fund's Statement of Additional Information (SAI), incorporated by reference in this prospectus, which is available free of charge.

More information about the Fund's investments is included in the Fund's annual and semi-annual reports, which discuss the market conditions and investment strategies that significantly affected each Portfolio's performance during the previous fiscal period.


To request a free copy of the Fund's SAI, or current annual or semi-annual report, call us at 1-888-455-2232. Information about the Fund (including the SAI) can be reviewed and copied at the Public Reference Room of the Securities and Exchange Commission (SEC) in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-800-SEC-0330. Reports and other information about the Fund are available on the SEC's Internet site at http://www.sec.gov. Copies of this information may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, Washington, DC 20549-6009.

N O R T H W E S T E R N  M U T U A L


NORTHWESTERN MUTUAL VARIABLE LIFE



NORTHWESTERN MUTUAL VARIABLE LIFE ACCOUNT

NORTHWESTERN MUTUAL SERIES FUND, INC.

RUSSELL INSURANCE FUNDS



P  R  O  S  P  E  C  T  U  S  E  S


Investment Company Act File Nos. 811-3990 and 811-5371

[NORTHWESTERN MUTUAL (TM) LOGO]

PO Box 3095
Milwaukee  WI  53201-3095

Change Service Requested

                                     PART II


                       CONTENTS OF REGISTRATION STATEMENT

         This amendment to the registration statement comprises the following papers and documents:

                  The facing sheet

                  The cross-reference sheet

                  The prospectus consisting of 53 pages

                  The undertaking with respect to fees and charges

                  The signatures

                  Written consents of the following persons:

                           PricewaterhouseCoopers LLP (filed herewith as Exhibit C(1))

                           William C. Koenig, F.S.A. (included in his opinion filed herewith as Exhibit C(6))

                  The following exhibits:

                           Exhibit C(1)        Consent of PricewaterhouseCoopers
                                               LLP

                           Exhibit C(6)        Opinion of William C. Koenig,
                                               F.S.A.





                                   UNDERTAKING


         The Northwestern Mutual Life Insurance Company hereby represents that the fees and charges deducted under the contracts registered by this registration statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933, the Registrant, Northwestern Mutual Variable Life Account, certifies that it meets all of the requirements for effectiveness of this Amended Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amended Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Milwaukee, and State of Wisconsin, on the 25th day of April, 2000.

                                       NORTHWESTERN MUTUAL VARIABLE LIFE ACCOUNT
                                       (Registrant)

                                       By THE NORTHWESTERN MUTUAL LIFE
                                          INSURANCE COMPANY
                                          (Depositor)


Attest: JOHN M. BREMER                      By: JAMES D. ERICSON
        -------------------------------         ------------------------------
        John M. Bremer                          James D. Ericson, Chairman and
        Senior Executive Vice President         Chief Executive Officer
        and Secretary
                                            By NORTHWESTERN MUTUAL INVESTMENT
                                               SERVICES, LLC
                                               (Depositor)


Attest: MERRILL C. LUNDBERG                 By: MERIDEE J. MAYNARD
        -------------------------------         ------------------------------
        Merrill C. Lundberg, Secretary          Meridee J. Maynard,
                                                  President and CEO

         Pursuant to the requirements of the Securities Act of 1933, the depositors have duly caused this Amended Registration Statement to be signed on their behalf by the undersigned, thereunto duly authorized, and their seals to be hereunto affixed, all in the City of Milwaukee, and State of Wisconsin, on the 25th day of April, 2000.
                                            THE NORTHWESTERN MUTUAL LIFE
                                            INSURANCE COMPANY  (Depositor)


Attest: JOHN M. BREMER                      By: JAMES D. ERICSON
        -------------------------------         ------------------------------
        John M. Bremer                          James D. Ericson, Chairman and
            Senior Executive Vice President       Chief Executive Officer
            and Secretary
                                            NORTHWESTERN MUTUAL INVESTMENT
                                            SERVICES, LLC  (Depositor)


Attest: MERRILL C. LUNDBERG                 By: MERIDEE J. MAYNARD
        -------------------------------         ------------------------------
        Merrill C. Lundberg, Secretary          Meridee J. Maynard,
                                                  President and CEO

         Pursuant to the requirements of the Securities Act of 1933, this Amended Registration Statement has been signed by the following persons in the capacities with the depositor and on the dates indicated:

Signature                              Title
---------                              -----

JAMES D. ERICSON                       Trustee, Chairman and       Dated April
------------------------------         Principal Executive and     25, 2000
James D. Ericson                       Financial Officer

EDWARD J. ZORE                         President and Trustee
------------------------------
Edward J. Zore



GARY E. LONG                           Vice President, Controller
------------------------------         and Principal Accounting
Gary E. Long                           Officer



HAROLD B. SMITH*                       Trustee
------------------------------
Harold B. Smith



J. THOMAS LEWIS*                       Trustee
------------------------------
J. Thomas Lewis



PATRICIA ALBJERG GRAHAM*               Trustee
------------------------------
Patricia Albjerg Graham



R. QUINTUS ANDERSON*                   Trustee
------------------------------
R. Quintus Anderson



STEPHEN F. KELLER*                     Trustee                   Dated April
------------------------------                                   25, 2000
Stephen F. Keller



PIERRE S. du PONT*                     Trustee
------------------------------
Pierre S. du Pont



J. E. GALLEGOS*                        Trustee
------------------------------
J. E. Gallegos



KATHRYN D. WRISTON*                    Trustee
------------------------------
Kathryn D. Wriston



BARRY L. WILLIAMS*                     Trustee
------------------------------
Barry L. Williams



GORDON T. BEAHAM III*                  Trustee
------------------------------
Gordon T. Beaham III



DANIEL F. McKEITHAN, JR.*              Trustee
------------------------------
Daniel F. McKeithan, Jr.

EDWARD E. BARR*                         Trustee
------------------------------
Edward E. Barr



ROBERT C. BUCHANAN*                     Trustee
------------------------------
Robert C. Buchanan



SHERWOOD H. SMITH, JR.*                 Trustee
------------------------------
Sherwood H. Smith, Jr.



H. MASON SIZEMORE, JR.*                 Trustee
------------------------------
H. Mason Sizemore, Jr.



JOHN J. STOLLENWERK*                    Trustee
------------------------------
John J. Stollenwerk



GEORGE A. DICKERMAN*                    Trustee
------------------------------
George A. Dickerman



GUY A. OSBORN*                          Trustee                   Dated April
------------------------------                                    25, 2000
Guy A. Osborn



JOHN E. STEURI*                         Trustee
------------------------------
John E. Steuri



STEPHEN N. GRAFF*                       Trustee
------------------------------
Stephen N. Graff



BARBARA A. KING*                        Trustee
------------------------------
Barbara A. King



TIMOTHY D. PROCTOR*                     Trustee
------------------------------
Timothy D. Proctor



PETER M. SOMMERHAUSER*                  Trustee
------------------------------
Peter M. Sommerhauser



*By: JAMES D. ERICSON
     ------------------------------------
     James D. Ericson, Attorney in fact,
     pursuant to the Power of Attorney
     attached hereto

                               CONSENT OF ACTUARY


         The Consent of William C. Koenig, F.S.A., is contained in his opinion filed as Exhibit C(6).











                       CONSENT OF INDEPENDENT ACCOUNTANTS



         The Consent of PricewaterhouseCoopers LLP is filed as Exhibit C(1).

                                POWER OF ATTORNEY


         The undersigned Trustees of THE NORTHWESTERN MUTUAL LIFE INSURANCE COMPANY hereby constitute and appoint James D. Ericson and Robert E. Carlson, or either of them, their true and lawful attorneys and agents to sign the names of the undersigned Trustees to (1) the registration statement or statements to be filed under the Securities Act of 1933 and to any instrument or document filed as part thereof or in connection therewith or in any way related thereto, and any and all amendments thereto in connection with variable contracts issued or sold by The Northwestern Mutual Life Insurance Company or any separate account credited therein and (2) the Form 10-K Annual Report or Reports of The Northwestern Mutual Life Insurance Company and/or its separate accounts for its or their fiscal year ended December 31, 1999 to be filed under the Securities Exchange Act of 1934 and to any instrument or document filed as part thereof or in connection therewith or in any way related thereto, and any and all amendments thereto. "Variable contracts" as used herein means any contracts providing for benefits or values which may vary according to the investment experience of any separate account maintained by The Northwestern Mutual Life Insurance Company, including variable annuity contracts and variable life insurance policies. Each of the undersigned hereby ratifies and confirms all that said attorneys and agents shall do or cause to be done by virtue hereof.

         IN WITNESS WHEREOF, each of the undersigned has subscribed these presents this 28th day of July, 1999.



                                         R. QUINTUS ANDERSON            Trustee
                                         -------------------------------
                                         R. Quintus Anderson




                                         EDWARD E. BARR                 Trustee
                                         -------------------------------
                                         Edward E. Barr




                                         GORDON T. BEAHAM III           Trustee
                                         -------------------------------
                                         Gordon T. Beaham III




                                         ROBERT C. BUCHANAN             Trustee
                                         -------------------------------
                                         Robert C. Buchanan




                                         ROBERT E. CARLSON              Trustee
                                         -------------------------------
                                         Robert E. Carlson




                                         GEORGE A. DICKERMAN            Trustee
                                         -------------------------------
                                         George A. Dickerman

                                         PIERRE S. du PONT              Trustee
                                         -------------------------------
                                         Pierre S. du Pont




                                         JAMES D. ERICSON               Trustee
                                         -------------------------------
                                         James D. Ericson




                                         J. E. GALLEGOS                 Trustee
                                         -------------------------------
                                         J. E. Gallegos




                                         STEPHEN N. GRAFF               Trustee
                                         -------------------------------
                                         Stephen N. Graff




                                         PATRICIA ALBJERG GRAHAM        Trustee
                                         -------------------------------
                                         Patricia Albjerg Graham




                                         STEPHEN F. KELLER              Trustee
                                         -------------------------------
                                         Stephen F. Keller




                                         BARBARA A. KING                Trustee
                                         -------------------------------
                                         Barbara A. King




                                         J. THOMAS LEWIS                Trustee
                                         -------------------------------
                                         J. Thomas Lewis




                                         DANIEL F. McKEITHAN, JR.       Trustee
                                         -------------------------------
                                         Daniel F. McKeithan, Jr.




                                         GUY A. OSBORN                  Trustee
                                         -------------------------------
                                         Guy A. Osborn

                                         TIMOTHY D. PROCTOR             Trustee
                                         -------------------------------
                                         Timothy D. Proctor




                                         H. MASON SIZEMORE, JR.         Trustee
                                         -------------------------------
                                         H. Mason Sizemore, Jr.




                                         HAROLD B. SMITH                Trustee
                                         -------------------------------
                                         Harold B. Smith




                                         SHERWOOD H. SMITH, JR.         Trustee
                                         -------------------------------
                                         Sherwood H. Smith, Jr.




                                         PETER M. SOMMERHAUSER          Trustee
                                         -------------------------------
                                         Peter M. Sommerhauser




                                         JOHN E. STEURI                 Trustee
                                         -------------------------------
                                         John E. Steuri




                                         JOHN J. STOLLENWERK            Trustee
                                         -------------------------------
                                         John J. Stollenwerk




                                         BARRY L. WILLIAMS              Trustee
                                         -------------------------------
                                         Barry L. Williams




                                         KATHRYN D. WRISTON             Trustee
                                         -------------------------------
                                         Kathryn D. Wriston

                                  EXHIBIT INDEX
                          EXHIBITS FILED WITH FORM S-6
                       POST-EFFECTIVE AMENDMENT NO. 22 TO
             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                                       FOR
                    NORTHWESTERN MUTUAL VARIABLE LIFE ACCOUNT


    Exhibit Number                     Exhibit Name
    --------------                     ------------

    Exhibit C(1)              Consent of PricewaterhouseCoopers LLP

    Exhibit C(6)              Opinion of William C. Koenig, F.S.A.